SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b]	Foresea Holdings SA	19,278	$ 377,849
[a,b]	Malamute Energy, Inc.	847	847
			378,696
	Telecommunication Services — 0.0%
	Diversified Telecommunication Services — 0.0%
[a,b]	Digicel Holdings Ltd.	24,516	22,234
			22,234
	Total Common Stock (Cost $1,763,028)		400,930
	Preferred Stock — 0.4%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[c]	Summit Midstream Corp. Series A, 12.284%, 7/30/2025	21,140	3,415,759
			3,415,759
	Financial Services — 0.4%
	Capital Markets — 0.4%
[a]	Calamos Strategic Total Return Fund 6.24%, 9/9/2029	510,000	12,795,900
[a,d]	Gabelli Dividend & Income Trust Series J, 4.50%, 3/26/2028	864	20,736,000
			33,531,900
	Total Preferred Stock (Cost $36,727,957)		36,947,659
	Asset Backed Securities — 9.5%
	Auto Receivables — 2.2%
	Arivo Acceptance Auto Loan Receivables Trust,
[e]	Series 2021-1A Class C, 3.77% due 3/15/2027	$ 853,239	853,239
[e]	Series 2021-1A Class D, 5.83% due 1/18/2028	850,000	849,373
[e]	Series 2024-1A Class A, 6.46% due 4/17/2028	1,904,011	1,915,368
	BOF URSA VI Funding Trust I,
[e]	Series 2023-CAR1 Class B, 6.029% due 10/27/2031	1,220,665	1,231,982
[e]	Series 2023-CAR2 Class A2, 5.542% due 10/27/2031	2,687,960	2,701,169
[e]	Series 2023-CAR2 Class B, 6.029% due 10/27/2031	3,173,383	3,194,348
[e]	BOF VII AL Funding Trust I, Series 2023-CAR3 Class A2, 6.291% due 7/26/2032	4,958,154	5,024,296
	Carvana Auto Receivables Trust,
[e]	Series 2019-4A Class R, due 10/15/2026	8,000	1,189,176
[e]	Series 2020-P1 Class R, due 9/8/2027	20,000	1,418,891
[e]	Series 2021-N4 Class R, due 9/12/2028	11,650	432,193
[e]	Series 2021-P1 Class R, due 12/10/2027	23,500	1,575,332
[e]	Series 2021-P2 Class R, due 5/10/2028	7,500	1,078,217
[e]	Series 2021-P3 Class R, due 9/11/2028	9,000	1,010,646
[e]	Series 2021-P4 Class R, due 9/11/2028	8,250	1,113,989
[e]	Series 2022-N1 Class E, 6.01% due 12/11/2028	5,295,118	5,302,954
[e]	Series 2022-P1 Class R, due 1/10/2029	24,000	5,095,848
[e]	Series 2022-P1 Class XS, due 1/10/2029	228,220,269	803,700
[e]	Series 2023-N3 Class A, 6.41% due 9/10/2027	443,488	444,185
[e]	Series 2023-N4 Class A, 6.42% due 1/10/2028	1,119,228	1,124,091
	CPS Auto Receivables Trust,
[e]	Series 2022-C Class C, 5.28% due 4/15/2030	1,439,343	1,440,309
[e]	Series 2023-D Class B, 6.78% due 3/15/2028	10,321,062	10,364,650
[e]	CPS Auto Securitization Trust, Series 2021-1A Class A, 7.86% due 6/16/2026	8,358,940	8,306,190
[e]	DT Auto Owner Trust, Series 2021-3A Class D, 1.31% due 5/17/2027	2,558,078	2,523,019
	Exeter Automobile Receivables Trust,
	Series 2021-1A Class D, 1.08% due 11/16/2026	62,661	62,562
	Series 2022-2A Class D, 4.56% due 7/17/2028	4,500,000	4,487,944
[e]	FHF Issuer Trust, Series 2024-3A Class A2, 4.94% due 11/15/2030	6,977,785	6,993,588

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	FHF Trust,
[e]	Series 2022-2A Class A, 6.14% due 12/15/2027	$ 1,198,577	$ 1,202,919
[e]	Series 2023-1A Class A2, 6.57% due 6/15/2028	1,481,837	1,491,295
[e]	First Investors Auto Owner Trust, Series 2022-1A Class E, 5.41% due 6/15/2029	5,000,000	4,985,874
	Flagship Credit Auto Trust,
[e]	Series 2019-3 Class R, due 12/15/2026	31,000	1,672,169
[e]	Series 2019-4 Class R, due 3/15/2027	26,000	1,527,044
[e]	Series 2022-1 Class E, 5.37% due 6/15/2029	6,120,000	4,944,507
[e]	GLS Auto Receivables Issuer Trust, Series 2021-4A Class D, 2.48% due 10/15/2027	16,792,723	16,568,589
	JPMorgan Chase Bank NA - CACLN,
[e]	Series 2021-1 Class R, 28.348% due 9/25/2028	1,431,911	1,436,135
[e]	Series 2021-2 Class G, 8.482% due 12/26/2028	2,226,085	2,233,212
[d,e]	Kinetic Advantage Master Owner Trust, Series 2024-1A Class A, 6.954% (SOFR30A + 2.65%) due 11/15/2027	17,500,000	17,556,665
	Lendbuzz Securitization Trust,
[e]	Series 2022-1A Class A, 4.22% due 5/17/2027	3,181,961	3,168,753
[e]	Series 2023-2A Class A2, 7.09% due 10/16/2028	1,950,035	1,982,538
[e]	Lobel Automobile Receivables Trust, Series 2023-2 Class A, 7.59% due 4/16/2029	481,735	482,514
[e,f]	Oscar U.S. Funding XV LLC, Series 2023-1A Class A2, 6.07% due 9/10/2026	127,756	127,807
	Research-Driven Pagaya Motor Asset Trust,
[e]	Series 2023-3A Class A, 7.13% due 1/26/2032	7,905,622	7,939,260
[e]	Series 2023-4A Class A, 7.54% due 3/25/2032	5,058,127	5,095,593
[e]	Research-Driven Pagaya Motor Trust, Series 2024-1A Class A, 7.09% due 6/25/2032	5,688,051	5,741,621
	SAFCO Auto Receivables Trust,
[e]	Series 2024-1A Class A, 6.51% due 3/20/2028	1,853,798	1,858,040
[e]	Series 2025-1A Class A, 5.46% due 9/10/2029	22,423,007	22,583,097
	Santander Consumer Auto Receivables Trust,
[e]	Series 2021-AA Class F, 5.79% due 8/15/2028	3,000,000	3,024,420
[e]	Series 2021-AA Class R, due 8/15/2028	28,500	1,766,387
[e]	Santander Drive Auto Receivables Trust, Series 2023-S1 Class R1, 8.14% due 4/18/2028	8,692,527	8,748,830
	Tricolor Auto Securitization Trust,
[e]	Series 2024-2A Class A, 6.36% due 12/15/2027	1,681,182	1,686,095
[e]	Series 2024-3A Class A, 5.22% due 6/15/2028	2,988,332	2,991,636
[e]	United Auto Credit Securitization Trust Series 2022-1 Class R, due 11/10/2028	37,000	1,325,438
[e]	Veros Auto Receivables Trust, Series 2025-1 Class A, 5.31% due 9/15/2028	17,750,924	17,780,544
			210,458,241
	Credit Card — 0.6%
[e]	Brex Commercial Charge Card Master Trust, Series 2024-1 Class A1, 6.05% due 7/15/2027	11,173,000	11,252,602
	Continental Finance Credit Card ABS Master Trust,
[e]	Series 2024-A Class A, 5.78% due 12/15/2032	5,000,000	5,060,602
[e]	Series 2024-A Class D, 9.42% due 12/15/2032	9,343,000	9,446,375
[e]	Mercury Financial Credit Card Master Trust, Series 2024-2A Class A, 6.56% due 7/20/2029	9,800,000	9,883,630
	Mission Lane Credit Card Master Trust,
[e]	Series 2023-B Class A, 7.69% due 11/15/2028	8,000,000	8,006,957
[e]	Series 2024-A Class A1, 6.20% due 8/15/2029	4,700,000	4,739,487
[e]	Perimeter Master Notes Business Trust, 8.55% due 9/17/2029	10,000,000	10,145,984
			58,535,637
	Other Asset Backed — 4.9%
[d,e]	321 Henderson Receivables I LLC, Series 2006-3A Class A1, 4.626% (TSFR1M + 0.31%) due 9/15/2041	391,336	389,423
[e]	ACHV ABS Trust, Series 2023-3PL Class D, 8.36% due 8/19/2030	1,446,000	1,462,748
[e]	Affirm Asset Securitization Trust, Series 2021-Z2 Class A, 1.17% due 11/16/2026	7,582	7,582
[e]	AFG ABS I LLC, Series 2023-1 Class A2, 6.30% due 9/16/2030	1,875,929	1,879,439
[e]	AMCR ABS Trust, Series 2024-A Class A, 6.26% due 8/18/2031	1,149,800	1,154,279
	Aqua Finance Trust,
[e]	Series 2019-A Class D, 6.07% due 7/16/2040	9,118,695	9,002,520
[e]	Series 2020-AA Class A, 1.90% due 7/17/2046	1,238,671	1,144,497
[e]	Series 2020-AA Class D, 7.15% due 7/17/2046	2,567,283	2,532,749
[e]	Series 2021-A Class A, 1.54% due 7/17/2046	2,796,179	2,570,982
[e]	Auxilior Term Funding LLC, Series 2023-1A Class A2, 6.18% due 12/15/2028	1,716,043	1,729,642
[e]	BHG Securitization Trust, Series 2021-A Class C, 3.69% due 11/17/2033	2,200,000	2,105,279
[d,e,f]	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A Class A, 4.213% due 12/16/2041	1,516,456	1,513,857
[d,e]	Cascade MH Asset Trust, Series 2021-MH1 Class B3, 7.688% due 2/25/2046	1,936,119	1,787,389
[e]	CFMT Issuer Trust, Series 2021-GRN1 Class A, 1.10% due 3/20/2041	201,641	199,567
[e]	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C Class A, 6.05% due 1/20/2031	9,417,500	9,517,813

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Crossroads Asset Trust,
[e]	Series 2022-A Class A, 6.35% due 4/21/2031	$ 670,931	$ 672,527
[e]	Series 2025-A Class A2, 4.91% due 2/20/2032	7,070,000	7,091,144
	DailyPay Securitization Trust,
[e]	8.53% due 6/25/2028	6,015,000	6,040,404
[e]	Series 2025-1A Class A, 5.63% due 6/25/2028	10,075,000	10,146,333
[e]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	16,375,000	16,294,836
[e]	Dext ABS LLC, Series 2023-2 Class A2, 6.56% due 5/15/2034	1,814,443	1,828,201
[e]	Diamond Infrastructure Funding LLC, Series 2021-1A Class A, 1.76% due 4/15/2049	19,150,000	18,214,417
[e]	Diamond Issuer LLC, Series 2021-1A Class A, 2.305% due 11/20/2051	10,983,000	10,358,256
[e,f]	ECAF I Ltd., Series 2015-1A Class B1, 5.802% due 6/15/2040	4,600,060	1,840,245
[e]	EverBright Solar Trust, Series 2024-A Class A, 6.43% due 6/22/2054	10,659,525	10,523,633
[e]	FAT Brands Fazoli’s Native I LLC, Series 2021-1 Class A2, 7.00% due 7/25/2051	10,917,045	10,114,842
	Foundation Finance Trust,
[e]	Series 2019-1A Class C, 5.66% due 11/15/2034	575,000	575,657
[e]	Series 2020-1A Class A, 3.54% due 7/16/2040	1,087,630	1,082,920
[e]	Series 2020-1A Class C, 5.75% due 7/16/2040	4,025,000	4,006,092
[e]	Series 2021-1A Class A, 1.27% due 5/15/2041	917,649	858,061
[e]	Series 2021-1A Class D, 4.96% due 5/15/2041	1,387,332	1,367,005
[e]	Series 2021-2A Class A, 2.19% due 1/15/2042	901,210	853,696
[e]	Series 2021-2A Class D, 5.73% due 1/15/2042	3,224,706	3,219,284
[e]	FREED ABS Trust, Series 2022-3FP Class D, 7.36% due 8/20/2029	3,293,970	3,297,137
	Goldman Home Improvement Trust Issuer Trust,
[e]	Series 2021-GRN2 Class A, 1.15% due 6/25/2051	1,749,949	1,695,160
[a,e]	Series 2021-GRN2 Class R, due 6/20/2051	41,500	1,740,131
[e]	Series 2022-GRN1 Class A, 4.50% due 6/25/2052	1,107,923	1,103,244
[e]	Goodgreen Trust, Series 2021-1A Class A, 2.66% due 10/15/2056	16,010,550	13,201,566
	GoodLeap Sustainable Home Solutions Trust,
[e]	Series 2021-3CS Class A, 2.10% due 5/20/2048	1,746,639	1,334,188
[e]	Series 2021-3CS Class C, 3.50% due 5/20/2048	3,977,630	2,454,470
[e]	Series 2021-4GS Class A, 1.93% due 7/20/2048	9,853,760	7,787,495
[e]	Series 2021-5CS Class A, 2.31% due 10/20/2048	12,896,911	10,672,751
[e]	Series 2022-1GS Class A, 2.70% due 1/20/2049	15,526,415	13,283,416
[d,e]	Gracie Point International Funding LLC, Series 2023-2A Class A, 6.598% (SOFR90A + 2.25%) due 3/1/2027	3,152,180	3,157,210
[e]	GreenSky Home Improvement Issuer Trust, Series 2024-2 Class A2, 5.25% due 10/27/2059	8,604,559	8,615,371
	GreenSky Home Improvement Trust,
[e]	Series 2024-1 Class A2, 5.88% due 6/25/2059	2,143,401	2,155,873
[e]	Series 2024-1 Class E, 9.00% due 6/25/2059	5,000,000	5,179,806
[d,e]	Harvest SBA Loan Trust, Series 2024-1 Class A, 6.689% (SOFR30A + 2.25%) due 12/25/2051	11,738,603	11,801,750
[e]	HERO Funding Trust, Series 2017-2A Class A1, 3.28% due 9/20/2048	725,682	646,880
[e]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	499,680	491,711
	InStar Leasing III LLC,
[e]	Series 2021-1A Class A, 2.30% due 2/15/2054	4,012,755	3,759,621
[e]	Series 2021-1A Class C, 5.29% due 2/15/2054	3,239,832	3,012,374
	LendingPoint Asset Securitization Trust,
[e]	Series 2020-REV1 Class C, 7.699% due 10/15/2028	1,785,949	1,798,930
[e]	Series 2021-A Class D, 5.73% due 12/15/2028	4,668,487	3,519,522
[e]	Series 2021-B Class D, 6.12% due 2/15/2029	5,000,000	985,470
[e]	Series 2022-A Class E, 7.02% due 6/15/2029	6,000,000	60
[e]	LendingPoint Pass-Through Trust, Series 2022-ST3 Class A, 4.00% due 5/15/2028	90,155	90,091
[e]	LL ABS Trust, Series 2022-1A Class D, 7.83% due 11/15/2029	1,585,000	1,587,295
	Loanpal Solar Loan Ltd.,
[e]	Series 2021-1GS Class A, 2.29% due 1/20/2048	12,190,545	10,109,177
[e,g]	Series 2021-1GS Class R, due 1/20/2048	13,252,480	4,931,774
[e]	Series 2021-2GS Class C, 3.50% due 3/20/2048	2,856,442	2,042,471
[e]	LP LMS Asset Securitization Trust, Series 2021-2A Class D, 6.61% due 1/15/2029	2,947,000	1,297,858
	Marlette Funding Trust,
[e]	Series 2021-1A Class R, due 6/16/2031	9,520	136,111
[e]	Series 2021-2A Class R, due 9/15/2031	16,347	287,005
[e]	Series 2021-3A Class R, due 12/15/2031	53,946	893,694
[e]	Series 2022-3A Class D, 7.80% due 11/15/2032	12,178,250	12,338,364
[e]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	2,204,382	2,251,635
	Mosaic Solar Loan Trust,
[e]	Series 2020-2A Class B, 2.21% due 8/20/2046	3,032,823	2,483,984
[e]	Series 2020-2A Class D, 5.42% due 8/20/2046	517,078	491,204

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2020-2A Class R, due 8/20/2046	$ 1,549,937	$ 624,254
[e]	Series 2021-1A Class R, due 12/20/2046	8,600,000	819,391
[e]	Series 2021-2A Class R, due 4/22/2047	9,930,000	887,370
[e]	Series 2021-3A Class R, due 6/20/2052	12,320,000	405,784
[e]	NetCredit Combined Receivables A LLC, Series 2025-A Class A, 7.29% due 10/20/2031	11,900,000	12,000,304
	NetCredit Combined Receivables LLC,
[e]	Series 2023-A Class A, 7.78% due 12/20/2027	1,147,105	1,150,944
[e]	Series 2024-A Class A, 7.43% due 10/21/2030	993,627	997,855
[e]	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1 Class A1, 1.91% due 10/20/2061	19,365,000	18,161,319
[d,e]	Oportun Funding LLC Series 2022-1 Class CERT, due 6/15/2029	11,000	262,657
	Oportun Issuance Trust,
[e]	Series 2021-B Class A, 1.47% due 5/8/2031	2,659,469	2,603,791
[e]	Series 2021-C Class A, 2.18% due 10/8/2031	9,373,111	9,181,097
[e]	Series 2022-A Class A, 5.05% due 6/9/2031	2,507,374	2,506,701
[e]	Series 2022-A Class B, 5.25% due 6/9/2031	755,000	755,071
[e]	Pagaya AI Debt Selection Trust, Series 2021-HG1 Class A, 1.22% due 1/16/2029	171,339	170,162
	Pagaya AI Debt Trust,
[e]	Series 2023-5 Class C, 9.099% due 4/15/2031	8,040,801	8,093,281
[e]	Series 2023-6 Class C, 8.491% due 6/16/2031	4,062,181	4,087,999
[e]	Series 2024-1 Class A, 6.66% due 7/15/2031	1,382,496	1,388,821
[e]	PowerPay Issuance Trust, Series 2024-1A Class A, 6.53% due 2/18/2039	5,597,662	5,736,801
[e]	Prosper Marketplace Issuance Trust, Series 2024-1A Class A, 6.12% due 8/15/2029	1,692,666	1,694,826
[e]	Regional Management Issuance Trust, Series 2022-1 Class A, 3.07% due 3/15/2032	1,189,481	1,180,624
[e]	Republic Finance Issuance Trust, Series 2021-A Class A, 2.30% due 12/22/2031	2,603,573	2,585,260
[e]	Retained Vantage Data Centers Issuer LLC, Series 2023-1A Class A2A, 5.00% due 9/15/2048	12,100,000	12,013,530
[e]	Service Experts Issuer LLC, Series 2021-1A Class A, 2.67% due 2/2/2032	7,112,231	6,951,926
[e]	Sierra Timeshare Receivables Funding LLC, Series 2023-1A Class D, 9.80% due 1/20/2040	1,306,063	1,347,281
[e]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	2,058,581	1,947,265
[e]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	11,890,000	11,734,526
[e]	Stack Infrastructure Issuer LLC, Series 2021-1A Class A2, 1.877% due 3/26/2046	7,500,000	7,322,798
[e]	Stream Innovations Issuer Trust, Series 2024-1A Class A, 6.27% due 7/15/2044	4,750,667	4,916,217
[e]	Sunnova Hestia II Issuer LLC, Series 2024-GRID1 Class 1A, 5.63% due 7/20/2051	5,382,897	5,313,885
[e]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	12,151,283	12,260,576
	Theorem Funding Trust,
[e]	Series 2022-2A Class A, 6.06% due 12/15/2028	645,948	646,124
[e]	Series 2022-3A Class A, 7.60% due 4/15/2029	356,284	357,027
[e]	Upgrade Master Pass-Thru Trust, Series 2025-ST4 Class A, 5.495% due 8/16/2032	5,412,000	5,412,000
[e]	Upgrade Receivables Trust, Series 2024-1A Class A, 5.37% due 2/18/2031	3,988,709	3,991,791
	Upstart Pass-Through Trust,
[e]	Series 2021-ST1 Class A, 2.75% due 2/20/2027	3,899	3,893
[e]	Series 2021-ST2 Class A, 2.50% due 4/20/2027	69,464	69,311
[e]	Series 2021-ST4 Class A, 2.00% due 7/20/2027	215,110	213,544
[e]	Series 2021-ST5 Class A, 2.00% due 7/20/2027	198,700	196,989
[e]	Series 2021-ST8 Class CERT, due 10/20/2029	5,400,000	1,069,805
[e]	Series 2021-ST9 Class CERT, due 11/20/2029	1,414,000	369,873
	Upstart Securitization Trust,
[e]	5.22% due 6/20/2035	7,300,000	7,312,842
[e]	Series 2021-2 Class C, 3.61% due 6/20/2031	3,767,652	3,748,512
[e]	Series 2021-3 Class C, 3.28% due 7/20/2031	8,167,015	8,086,223
[e]	Series 2021-3 Class CERT, due 7/20/2031	7,165	522,988
[e]	Series 2021-4 Class CERT, due 9/20/2031	4,706	404,582
[e]	Series 2023-1 Class C, 11.10% due 2/20/2033	10,650,000	10,954,124
[e]	Series 2023-3 Class A, 6.90% due 10/20/2033	1,169,748	1,177,201
[e]	Series 2024-1 Class A, 5.33% due 11/20/2034	1,625,226	1,628,196
[e]	Series 2025-1 Class A, 5.45% due 4/20/2035	7,032,273	7,040,809
[e]	Verdant Receivables LLC, Series 2023-1A Class A2, 6.24% due 1/13/2031	5,992,459	6,084,059
			481,112,327
	Student Loan — 1.8%
[e]	Ascent Education Funding Trust, Series 2024-A Class A, 6.14% due 10/25/2050	10,686,862	10,910,348
	College Ave Student Loans LLC,
[d,e]	Series 2021-A Class A1, 5.539% (TSFR1M + 1.21%) due 7/25/2051	1,994,743	1,983,407
[e]	Series 2021-A Class A2, 1.60% due 7/25/2051	189,975	172,335
[d,e]	Series 2021-C Class A1, 5.334% (TSFR1M + 1.01%) due 7/26/2055	4,185,745	4,112,748

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Series 2021-C Class R, due 7/26/2055	$ 38,750	$ 10,281,429
[e]	Series 2023-A Class R, due 5/25/2055	35,000	16,900,985
	Commonbond Student Loan Trust,
[e]	Series 18-CGS Class A1, 3.87% due 2/25/2046	297,878	288,276
[e]	Series 2020-1 Class A, 1.69% due 10/25/2051	1,054,873	965,796
[e]	Series 2021-BGS Class A, 1.17% due 9/25/2051	3,558,260	3,293,025
[e]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	14,090,406	12,956,816
	MPOWER Education Trust,
[e]	Series 2024-A Class A, 6.78% due 7/22/2041	9,310,428	9,630,648
[e]	Series 2025-A Class A, 6.62% due 7/21/2042	14,840,872	14,934,986
	National Collegiate Student Loan Trust,
[d]	Series 2004-2 Class B, 4.974% (TSFR1M + 0.65%) due 12/26/2033	231,795	231,572
[d]	Series 2005-1 Class B, 4.814% (TSFR1M + 0.49%) due 3/26/2035	2,290,216	2,085,013
[d]	Series 2006-1 Class A5, 4.784% (TSFR1M + 0.46%) due 3/25/2033	6,482,898	6,370,218
[d]	Series 2006-4 Class A4, 4.744% (TSFR1M + 0.42%) due 5/25/2032	1,415,951	1,403,487
[d]	Series 2007-2 Class A4, 4.724% (TSFR1M + 0.40%) due 1/25/2033	24,675,503	23,884,180
[d,e]	Navient Private Education Refi Loan Trust, Series 2019-D Class A2B, 5.476% (TSFR1M + 1.16%) due 12/15/2059	2,139,703	2,131,561
	Nelnet Student Loan Trust,
[d,e]	Series 2015-2A Class A2, 5.02% (SOFR30A + 0.71%) due 9/25/2042	1,167,544	1,152,964
[d,e]	Series 2021-CA Class AFL, 5.172% (TSFR1M + 0.85%) due 4/20/2062	2,001,902	1,987,806
[d,e]	Series 2021-DA Class AFL, 5.122% (TSFR1M + 0.80%) due 4/20/2062	2,340,213	2,320,420
[d,e,f]	Prodigy Finance DAC, Series 2021-1A Class A, 5.684% (TSFR1M + 1.36%) due 7/25/2051	348,681	348,702
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 5.375% (SOFR90A + 1.01%) due 4/25/2023	34,703	34,578
[d]	Series 2008-5 Class A4, 6.325% (SOFR90A + 1.96%) due 7/25/2023	312,637	308,586
[d]	Series 2011-2 Class A2, 5.62% (SOFR30A + 1.31%) due 10/25/2034	1,836,347	1,838,800
[d]	Series 2012-1 Class A3, 5.37% (SOFR30A + 1.06%) due 9/25/2028	1,052,257	1,028,928
[d]	Series 2013-6 Class A3, 5.07% (SOFR30A + 0.76%) due 6/26/2028	1,244,533	1,225,363
	SMB Private Education Loan Trust,
[e]	Series 2021-A Class R, due 1/15/2053	2,742	4,873,616
[d,e]	Series 2021-D Class A1B, 5.026% (TSFR1M + 0.71%) due 3/17/2053	1,588,012	1,570,681
[e]	Series 2022-A Class D, 4.75% due 11/16/2054	2,601,221	2,421,453
[d,e]	SoFi Alternative Trust, Series 2019-C Class PT, 5.445% due 1/25/2045	15,517,971	15,398,776
[e]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	13,959,352	12,114,485
[e]	SoFi Professional Loan Program Trust Series 2021-B Class R1, due 2/15/2047	90,000	2,417,330
[d,e]	Towd Point Asset Trust, Series 2021-SL1 Class A2, 5.132% (TSFR1M + 0.81%) due 11/20/2061	1,045,178	1,043,046
			172,622,364
	Total Asset Backed Securities (Cost $929,274,832)		922,728,569
	Corporate Bonds — 41.1%
	Automobiles & Components — 0.6%
	Automobile Components — 0.1%
[e]	LKQ European Holdings BV (EUR), 4.125% due 4/1/2028	6,600,000	7,800,519
[e]	Real Hero Merger Sub 2, Inc., 6.25% due 2/1/2029	2,671,000	1,919,033
	Automobiles — 0.5%
[e]	Harley-Davidson Financial Services, Inc., 3.05% due 2/14/2027	15,000,000	14,581,200
	Hyundai Capital America,
[e]	1.80% due 10/15/2025	1,528,000	1,514,783
[e]	3.00% due 2/10/2027	1,930,000	1,883,584
[e]	5.15% due 3/27/2030	6,916,000	6,994,773
[e]	5.30% due 3/19/2027	4,750,000	4,803,295
[e]	5.45% due 6/24/2026	5,400,000	5,443,416
[e]	5.50% due 3/30/2026	3,000,000	3,018,870
[e]	6.50% due 1/16/2029	3,000,000	3,161,190
[e]	Volkswagen Group of America Finance LLC, 5.05% due 3/27/2028	12,074,000	12,137,871
			63,258,534
	Banks — 1.2%
	Banks — 1.2%
	Bank of New York Mellon Corp.,
[c,d]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	1,935,000	1,923,854
[c,d]	Series I, 3.75% (5-Yr. CMT + 2.630%) due 12/20/2026	33,455,000	32,678,175
[d,e,f]	DNB Bank ASA, 5.896% (SOFRINDX + 1.95%) due 10/9/2026	6,900,000	6,924,357

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	FNB Corp., 5.15% due 8/25/2025	$ 3,170,000	$ 3,169,715
[e,f]	Macquarie Bank Ltd., 3.624% due 6/3/2030	2,800,000	2,631,216
	Morgan Stanley Bank NA,
[d]	4.968% (SOFR + 0.93%) due 7/14/2028	6,700,000	6,781,338
[d]	5.016% (SOFR + 0.91%) due 1/12/2029	5,610,000	5,696,899
[d,e,f]	NBK SPC Ltd., 1.625% (SOFR + 1.05%) due 9/15/2027	5,177,000	4,990,732
	Santander Holdings USA, Inc.,
[d]	5.741% (SOFR + 1.88%) due 3/20/2031	8,507,000	8,734,052
[d]	6.124% (SOFR + 1.23%) due 5/31/2027	5,000,000	5,056,650
[d]	6.174% (SOFR + 2.50%) due 1/9/2030	2,863,000	2,978,951
[d]	7.66% (SOFR + 3.28%) due 11/9/2031	12,000,000	13,391,280
[e,f]	Sumitomo Mitsui Trust Bank Ltd., 5.65% due 3/9/2026	5,800,000	5,848,488
	Synchrony Bank, 5.40% due 8/22/2025	6,660,000	6,658,668
	Wells Fargo & Co.,
[d]	4.808% (SOFR + 1.98%) due 7/25/2028	3,350,000	3,377,671
[d]	5.574% (SOFR + 1.74%) due 7/25/2029	10,000,000	10,324,300
			121,166,346
	Capital Goods — 1.3%
	Aerospace & Defense — 0.4%
[e]	BWX Technologies, Inc., 4.125% due 6/30/2028 - 4/15/2029	16,461,000	15,928,223
	TransDigm, Inc.,
[e]	6.375% due 3/1/2029	14,860,000	15,280,687
[e]	6.75% due 8/15/2028	11,165,000	11,403,149
	Construction & Engineering — 0.1%
[e,f]	Aeropuertos Dominicanos Siglo XXI SA, 7.00% due 6/30/2034	5,000,000	5,198,550
	Machinery — 0.6%
[e,f]	ATS Corp., 4.125% due 12/15/2028	9,620,000	9,197,971
[e]	Axon Enterprise, Inc., 6.125% due 3/15/2030	1,975,000	2,031,781
[e]	Esab Corp., 6.25% due 4/15/2029	970,000	993,493
	Flowserve Corp., 3.50% due 10/1/2030	3,431,000	3,214,264
[e]	Mueller Water Products, Inc., 4.00% due 6/15/2029	20,714,000	19,928,525
	nVent Finance SARL,
[f]	2.75% due 11/15/2031	4,097,000	3,555,950
[f]	4.55% due 4/15/2028	3,000,000	3,003,180
	Regal Rexnord Corp.,
	6.05% due 2/15/2026	9,070,000	9,120,520
	6.30% due 2/15/2030	6,000,000	6,287,460
	Trading Companies & Distributors — 0.2%
	LKQ Corp., 6.25% due 6/15/2033	10,840,000	11,436,850
[e]	Windsor Holdings III LLC, 8.50% due 6/15/2030	8,470,000	9,077,045
			125,657,648
	Commercial & Professional Services — 1.7%
	Commercial Services & Supplies — 1.4%
[e]	ACCO Brands Corp., 4.25% due 3/15/2029	16,611,000	14,684,456
	Avery Dennison Corp., 5.75% due 3/15/2033	16,449,000	17,163,545
	Clean Harbors, Inc.,
[e]	4.875% due 7/15/2027	3,395,000	3,374,664
[e]	5.125% due 7/15/2029	2,000,000	1,973,820
[e]	6.375% due 2/1/2031	3,000,000	3,070,440
	CoreCivic, Inc., 8.25% due 4/15/2029	12,869,000	13,656,197
	Element Fleet Management Corp.,
[e,f]	5.643% due 3/13/2027	5,400,000	5,489,100
[e,f]	6.271% due 6/26/2026	17,735,000	17,986,305
[e,f]	6.319% due 12/4/2028	3,422,000	3,607,849
	Equifax, Inc., 2.35% due 9/15/2031	9,394,000	8,190,722
	GEO Group, Inc., 8.625% due 4/15/2029	8,975,000	9,501,025
	Quanta Services, Inc., 4.75% due 8/9/2027	3,670,000	3,701,011
[e]	UL Solutions, Inc., 6.50% due 10/20/2028	16,950,000	17,843,434
[e]	VT Topco, Inc., 8.50% due 8/15/2030	11,362,000	12,067,467
	Professional Services — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Gartner, Inc.,
[e]	3.625% due 6/15/2029	$ 7,155,000	$ 6,808,269
[e]	4.50% due 7/1/2028	3,749,000	3,708,548
[e]	Korn Ferry, 4.625% due 12/15/2027	17,229,000	17,136,652
	Verisk Analytics, Inc., 5.75% due 4/1/2033	3,540,000	3,722,629
			163,686,133
	Commercial Services — 0.1%
	Commercial Services & Supplies — 0.1%
[e]	Rentokil Terminix Funding LLC, 5.00% due 4/28/2030	13,680,000	13,776,034
			13,776,034
	Consumer Discretionary Distribution & Retail — 0.5%
	Broadline Retail — 0.2%
[e,f]	Meituan, 4.50% due 4/2/2028	14,600,000	14,595,474
	MercadoLibre, Inc., 2.375% due 1/14/2026	6,460,000	6,365,167
	Specialty Retail — 0.3%
[e,f]	Belron U.K. Finance plc, 5.75% due 10/15/2029	2,680,000	2,699,350
[e,f]	El Puerto de Liverpool SAB de CV, 6.255% due 1/22/2032	13,175,000	13,668,667
	Genuine Parts Co., 4.95% due 8/15/2029	8,613,000	8,747,707
			46,076,365
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.1%
[e]	CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50% due 10/15/2029	11,475,000	9,410,189
	Leisure Products — 0.1%
	Polaris, Inc., 6.95% due 3/15/2029	9,875,000	10,381,489
	Textiles, Apparel & Luxury Goods — 0.0%
[e]	Champ Acquisition Corp., 8.375% due 12/1/2031	3,590,000	3,827,873
[e]	Under Armour, Inc., 7.25% due 7/15/2030	1,000,000	1,014,740
			24,634,291
	Consumer Services — 0.7%
	Diversified Consumer Services — 0.1%
	Service Corp. International, 5.75% due 10/15/2032	5,950,000	6,015,450
	Hotels, Restaurants & Leisure — 0.6%
[e,f]	Arcos Dorados BV, 6.375% due 1/29/2032	13,740,000	14,258,960
[e]	Papa John’s International, Inc., 3.875% due 9/15/2029	12,568,000	12,202,900
[e]	Sodexo, Inc., Series 2023-2 Class B, 5.15% due 8/15/2030	6,000,000	6,097,800
[e]	TKC Holdings, Inc., 6.875% due 5/15/2028	8,650,000	8,638,841
[e]	WMG Acquisition Corp. (EUR), 2.25% due 8/15/2031	19,018,000	20,752,114
			67,966,065
	Consumer Staples Distribution & Retail — 0.7%
	Consumer Staples Distribution & Retail — 0.7%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
[e]	5.875% due 2/15/2028	13,948,000	13,933,494
[e]	6.25% due 3/15/2033	1,000,000	1,032,140
[e]	6.50% due 2/15/2028	4,725,000	4,837,502
[e]	KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00% due 2/15/2029	24,136,000	25,003,207
	U.S. Foods, Inc.,
[e]	4.75% due 2/15/2029	13,800,000	13,574,094
[e]	5.75% due 4/15/2033	5,465,000	5,471,558
			63,851,995
	Energy — 3.3%
	Energy Equipment & Services — 0.2%
[e,f]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	10,800,000	10,295,208
[f]	Polaris Renewable Energy, Inc., 9.50% due 12/3/2029	6,250,000	6,460,125
	Oil, Gas & Consumable Fuels — 3.1%
[e]	Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	725,000	720,578
[e]	Columbia Pipelines Holding Co. LLC, 5.097% due 10/1/2031	10,410,000	10,457,782
[e]	Columbia Pipelines Operating Co. LLC, 5.927% due 8/15/2030	11,960,000	12,625,694

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Delek Logistics Partners LP/Delek Logistics Finance Corp.,
[e]	7.125% due 6/1/2028	$ 2,941,000	$ 2,953,176
[e]	8.625% due 3/15/2029	13,204,000	13,709,581
	Ecopetrol SA,
[f]	7.75% due 2/1/2032	4,850,000	4,758,093
[f]	8.875% due 1/13/2033	10,588,000	10,919,722
[e]	El Paso Natural Gas Co. LLC, 3.50% due 2/15/2032	1,989,000	1,789,066
	Energean Israel Finance Ltd.,
[f]	5.375% due 3/30/2028	6,500,000	6,193,590
[f]	8.50% due 9/30/2033	13,060,000	13,368,869
	Energy Transfer LP,
	6.05% due 12/1/2026	10,520,000	10,741,656
[d]	7.555% (TSFR3M + 3.28%) due 11/1/2066	1,200,000	1,193,472
[c,d]	Series H, 6.50% (5-Yr. CMT + 5.690%) due 11/15/2026	7,145,000	7,180,439
[e]	Florida Gas Transmission Co. LLC, 2.30% due 10/1/2031	2,101,000	1,818,584
	Galaxy Pipeline Assets Bidco Ltd.,
[e,f]	1.75% due 9/30/2027	4,137,613	3,990,521
[e,f]	2.16% due 3/31/2034	17,735,829	15,716,250
[e,f]	2.625% due 3/31/2036	6,630,000	5,629,003
[b,e,f,h]	Gazprom PJSC via Gaz Finance plc, 3.50% due 7/14/2031	16,000,000	10,400,800
[e]	Global Partners LP/GLP Finance Corp., 7.125% due 7/1/2033	2,735,000	2,773,017
[e,f]	Greensaif Pipelines Bidco SARL, 5.853% due 2/23/2036	10,000,000	10,096,600
	Gulfstream Natural Gas System LLC,
[e]	4.60% due 9/15/2025	5,000,000	4,987,250
[e]	6.19% due 11/1/2025	3,584,000	3,595,361
	Kinder Morgan Energy Partners LP, 5.80% due 3/15/2035	4,450,000	4,602,101
[e,f]	Medco Maple Tree Pte. Ltd., 8.96% due 4/27/2029	13,000,000	13,529,230
[e]	Midwest Connector Capital Co. LLC, 4.625% due 4/1/2029	5,487,000	5,445,024
	MPLX LP, 4.95% due 9/1/2032	2,790,000	2,763,774
	NuStar Logistics LP, 6.00% due 6/1/2026	4,000,000	4,015,760
	Parkland Corp.,
[e,f]	5.875% due 7/15/2027	16,591,000	16,595,645
[e,f]	6.625% due 8/15/2032	7,115,000	7,275,941
	Petroleos Mexicanos,
[f]	5.95% due 1/28/2031	8,312,000	7,505,237
[f]	6.84% due 1/23/2030	10,950,000	10,567,845
	Petroleos Mexicanos (EUR), 3.75% due 4/16/2026	6,500,000	7,566,254
	Raizen Fuels Finance SA,
[e,f]	5.70% due 1/17/2035	11,670,000	10,932,689
[e,f]	6.45% due 3/5/2034	4,800,000	4,775,616
[e]	South Bow USA Infrastructure Holdings LLC, 5.026% due 10/1/2029	4,460,000	4,474,183
[e]	Summit Midstream Holdings LLC, 8.625% due 10/31/2029	4,950,000	5,048,109
	Sunoco LP,
[e]	7.00% due 5/1/2029	2,083,000	2,169,361
[e]	7.25% due 5/1/2032	7,893,000	8,289,465
	Sunoco LP/Sunoco Finance Corp.,
	5.875% due 3/15/2028	12,530,000	12,551,552
[e]	7.00% due 9/15/2028	2,387,000	2,460,018
[e,f]	TMS Issuer SARL, 5.78% due 8/23/2032	10,700,000	11,045,289
	Whistler Pipeline LLC,
[e]	5.40% due 9/30/2029	5,000,000	5,061,050
[e]	5.70% due 9/30/2031	6,560,000	6,692,840
			325,741,420
	Equity Real Estate Investment Trusts (REITs) — 1.4%
	Diversified REITs — 1.4%
	American Tower Corp.,
	1.875% due 10/15/2030	6,000,000	5,217,840
	4.90% due 3/15/2030	1,006,000	1,020,698
	5.80% due 11/15/2028	5,000,000	5,216,950
[e]	American Tower Trust #1, 3.652% due 3/15/2048	14,250,000	13,921,064
	Crown Castle, Inc.,
	4.90% due 9/1/2029	8,536,000	8,608,300
	5.00% due 1/11/2028	4,100,000	4,141,902
	Extra Space Storage LP, 5.90% due 1/15/2031	1,882,000	1,989,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Iron Mountain Information Management Services, Inc., 5.00% due 7/15/2032	$ 6,085,000	$ 5,837,097
	Iron Mountain, Inc.,
[e]	4.875% due 9/15/2029	2,000,000	1,962,980
[e]	5.25% due 7/15/2030	4,875,000	4,806,458
[e]	7.00% due 2/15/2029	7,985,000	8,259,444
	Realty Income Corp., 4.70% due 12/15/2028	4,503,000	4,568,023
	SBA Tower Trust,
[e]	1.631% due 5/15/2051	13,500,000	12,952,475
[e]	1.84% due 4/15/2027	3,400,000	3,237,527
[e]	1.884% due 7/15/2050	2,420,000	2,380,470
[e]	4.831% due 10/15/2029	16,980,000	16,997,744
[e]	6.599% due 11/15/2052	15,000,000	15,415,028
	Sun Communities Operating LP, 2.70% due 7/15/2031	9,377,000	8,306,709
	Vornado Realty LP, 2.15% due 6/1/2026	9,336,500	9,069,850
			133,909,701
	Financial Services — 3.8%
	Capital Markets — 1.8%
	Ares Capital Corp., 3.25% due 7/15/2025	8,227,000	8,218,691
	Blue Owl Credit Income Corp.,
	3.125% due 9/23/2026	2,176,000	2,117,901
	7.75% due 9/16/2027	1,350,000	1,415,448
	Blue Owl Technology Finance Corp.,
[e]	3.75% due 6/17/2026	4,232,000	4,149,010
[e]	4.75% due 12/15/2025	27,846,000	27,701,201
[e]	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV (GBP), 8.50% due 1/15/2031	150,000	220,825
[f]	Brookfield Asset Management Ltd., 5.795% due 4/24/2035	8,500,000	8,726,015
[e]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	18,500,000	19,485,680
[d]	Citigroup Global Markets Holdings, Inc., 6.40% due 1/29/2035	4,108,000	2,880,608
[e,f]	FORESEA Holding SA, 7.50% due 6/15/2030	198,293	189,203
	Hercules Capital, Inc.,
	2.625% due 9/16/2026	12,212,000	11,830,986
	3.375% due 1/20/2027	13,651,000	13,226,863
[e]	Jefferson Capital Holdings LLC, 8.25% due 5/15/2030	5,392,000	5,585,465
	LPL Holdings, Inc.,
[e]	4.00% due 3/15/2029	19,481,000	18,928,714
[e]	4.625% due 11/15/2027	4,515,000	4,502,493
	Main Street Capital Corp.,
	3.00% due 7/14/2026	8,291,000	8,112,246
	6.50% due 6/4/2027	23,462,000	23,995,057
	Nasdaq, Inc., 5.55% due 2/15/2034	8,840,000	9,208,628
	Consumer Finance — 0.2%
	FirstCash, Inc.,
[e]	5.625% due 1/1/2030	17,215,000	17,180,570
[e]	6.875% due 3/1/2032	4,927,000	5,100,036
	Financial Services — 1.6%
	Antares Holdings LP,
[e]	2.75% due 1/15/2027	1,630,000	1,565,827
[e]	3.75% due 7/15/2027	6,480,000	6,236,741
[e]	3.95% due 7/15/2026	9,951,000	9,791,685
[e]	6.35% due 10/23/2029	2,000,000	2,019,860
[e]	7.95% due 8/11/2028	5,000,000	5,282,850
[d]	Bank of America Corp., 4.948% (SOFR + 2.04%) due 7/22/2028	4,900,000	4,956,105
[d,e,f]	BNP Paribas SA, 2.591% (SOFR + 1.23%) due 1/20/2028	1,350,000	1,310,364
	Citigroup, Inc.,
[d]	1.122% (SOFR + 0.77%) due 1/28/2027	1,070,000	1,049,017
[d]	1.462% (SOFR + 0.77%) due 6/9/2027	5,881,000	5,714,744
[d]	4.786% (SOFR + 0.87%) due 3/4/2029	8,600,000	8,661,920
[c,d,e]	Depository Trust & Clearing Corp., Series D, 3.375% (5-Yr. CMT + 2.610%) due 6/20/2026	4,000,000	3,873,600
[d,f]	Deutsche Bank AG, 2.552% (SOFR + 1.32%) due 1/7/2028	4,760,000	4,622,817
[e]	EZCORP, Inc., 7.375% due 4/1/2032	4,950,000	5,202,153
	Goldman Sachs Group, Inc.,
[d]	4.937% (SOFR + 1.32%) due 4/23/2028	2,778,000	2,801,057
[d]	5.214% (SOFR + 0.82%) due 9/10/2027	3,687,000	3,688,659

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	HSBC Holdings plc,
[d,f]	4.583% (TSFR3M + 1.80%) due 6/19/2029	$ 3,000,000	$ 3,004,170
[d,f]	4.755% (SOFR + 2.11%) due 6/9/2028	1,370,000	1,374,603
[d,f]	5.286% (SOFR + 1.29%) due 11/19/2030	3,500,000	3,575,040
[d,f]	5.408% (SOFR + 1.04%) due 11/19/2028	2,000,000	1,999,880
	JPMorgan Chase & Co.,
[d]	1.04% (TSFR3M + 0.70%) due 2/4/2027	1,896,000	1,856,942
[d]	3.54% (TSFR3M + 1.64%) due 5/1/2028	3,314,000	3,265,516
	Mitsubishi UFJ Financial Group, Inc.,
[d,f]	2.309% (H15T1Y + 0.95%) due 7/20/2032	7,000,000	6,096,440
[d,f]	5.017% (H15T1Y + 1.95%) due 7/20/2028	1,750,000	1,771,543
[d,f]	5.475% (H15T1Y + 1.53%) due 2/22/2031	2,000,000	2,070,920
[d]	Morgan Stanley, 4.679% (SOFR + 1.67%) due 7/17/2026	1,560,000	1,559,860
	Societe Generale SA,
[d,e,f]	5.471% (SOFR + 1.10%) due 2/19/2027	6,687,000	6,689,340
[d,e,f]	5.634% (H15T1Y + 1.75%) due 1/19/2030	2,000,000	2,046,560
[d,e,f]	6.446% (H15T1Y + 2.55%) due 1/10/2029	1,667,000	1,732,563
[f]	Sumitomo Mitsui Financial Group, Inc., 5.852% due 7/13/2030	14,550,000	15,383,279
[d]	Truist Financial Corp., 7.161% (SOFR + 2.45%) due 10/30/2029	6,250,000	6,761,813
	UBS Group AG,
[d,e,f]	1.494% (H15T1Y + 0.85%) due 8/10/2027	2,679,000	2,590,914
[d,e,f]	6.373% (SOFR + 3.34%) due 7/15/2026	3,600,000	3,601,584
[c,d,f]	6.875% (USSW5YF + 4.59%) due 8/7/2025	15,000,000	15,011,100
[e]	United Wholesale Mortgage LLC, 5.50% due 11/15/2025	12,301,000	12,293,619
	Mortgage Real Estate Investment Trusts — 0.2%
[e]	Lineage OP LP, 5.25% due 7/15/2030	6,094,000	6,131,722
[e]	Prologis Targeted U.S. Logistics Fund LP, 5.25% due 4/1/2029 - 1/15/2035	9,860,000	10,027,571
			368,398,018
	Food, Beverage & Tobacco — 1.9%
	Beverages — 0.8%
[e,f]	Becle SAB de CV, 2.50% due 10/14/2031	34,064,000	28,161,049
[e,f]	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25% due 4/27/2029	24,655,000	23,995,232
	Huntington Ingalls Industries, Inc., 3.483% due 12/1/2027	726,000	710,812
[a]	Industrializadora Integral del agave SAPI de CV, 9.25% due 11/26/2031	15,000,000	15,094,500
	Keurig Dr. Pepper, Inc., 4.60% due 5/15/2030	5,520,000	5,546,938
	Food Products — 0.6%
	Darling Ingredients, Inc.,
[e]	5.25% due 4/15/2027	3,700,000	3,696,559
[e]	6.00% due 6/15/2030	1,000,000	1,013,480
	Flowers Foods, Inc., 5.75% due 3/15/2035	29,063,000	29,761,965
	Post Holdings, Inc.,
[e]	4.625% due 4/15/2030	8,860,000	8,522,168
[e]	5.50% due 12/15/2029	8,247,000	8,214,260
[e]	6.25% due 2/15/2032	2,950,000	3,034,606
[e]	6.375% due 3/1/2033	5,000,000	5,047,000
	Tobacco — 0.5%
	Altria Group, Inc., 2.45% due 2/4/2032	9,890,000	8,531,114
	BAT Capital Corp.,
	5.35% due 8/15/2032	9,895,000	10,121,694
	7.75% due 10/19/2032	4,862,000	5,614,638
	Imperial Brands Finance plc,
[e,f]	5.50% due 2/1/2030	22,500,000	23,179,500
[e,f]	6.125% due 7/27/2027	2,000,000	2,062,920
[e]	Turning Point Brands, Inc., 7.625% due 3/15/2032	1,000,000	1,048,620
			183,357,055
	Health Care Equipment & Services — 1.6%
	Health Care Equipment & Supplies — 0.3%
	Hologic, Inc.,
[e]	3.25% due 2/15/2029	11,957,000	11,400,641
[e]	4.625% due 2/1/2028	2,000,000	1,982,500
[e]	Medline Borrower LP, 3.875% due 4/1/2029	2,000,000	1,920,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[e]	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25% due 4/1/2029	$ 7,950,000	$ 8,162,027
[e,f]	Olympus Corp., 2.143% due 12/8/2026	5,510,000	5,329,933
	Health Care Providers & Services — 1.3%
	Centene Corp.,
	2.625% due 8/1/2031	3,950,000	3,386,532
	3.00% due 10/15/2030	6,962,000	6,221,452
	4.625% due 12/15/2029	5,775,000	5,621,212
	Charles River Laboratories International, Inc.,
[e]	3.75% due 3/15/2029	6,567,000	6,160,765
[e]	4.25% due 5/1/2028	10,370,000	10,059,418
[e]	Highmark, Inc., 1.45% due 5/10/2026	18,630,000	18,059,363
	Humana, Inc., 5.375% due 4/15/2031	6,569,000	6,716,540
	IQVIA, Inc.,
[e]	5.00% due 10/15/2026 - 5/15/2027	6,900,000	6,884,683
	5.70% due 5/15/2028	5,000,000	5,128,350
	IQVIA, Inc. (EUR),
[e]	2.25% due 3/15/2029	9,460,000	10,668,258
[e]	2.875% due 6/15/2028	5,000,000	5,816,544
	Tenet Healthcare Corp.,
	6.125% due 6/15/2030	4,500,000	4,578,120
	6.75% due 5/15/2031	16,224,000	16,788,271
	Universal Health Services, Inc.,
	1.65% due 9/1/2026	6,179,000	5,966,072
	2.65% due 10/15/2030	4,646,000	4,140,515
	4.625% due 10/15/2029	14,035,000	13,879,071
			158,870,547
	Household & Personal Products — 0.5%
	Household Products — 0.4%
[e]	Energizer Holdings, Inc., 4.75% due 6/15/2028	7,268,000	7,075,834
	Prestige Brands, Inc.,
[e]	3.75% due 4/1/2031	6,386,000	5,883,166
[e]	5.125% due 1/15/2028	12,321,000	12,236,848
	Scotts Miracle-Gro Co.,
	4.375% due 2/1/2032	13,166,000	12,086,520
	5.25% due 12/15/2026	2,000,000	1,997,960
	Personal Care Products — 0.1%
[e]	Edgewell Personal Care Co., 5.50% due 6/1/2028	9,892,000	9,845,507
			49,125,835
	Insurance — 4.9%
	Insurance — 4.9%
	American National Global Funding,
[e]	5.25% due 6/3/2030	11,840,000	11,902,515
[e]	5.55% due 1/28/2030	8,803,000	8,995,522
	American National Group, Inc.,
	5.75% due 10/1/2029	4,408,000	4,515,114
[e]	6.144% due 6/13/2032	12,684,000	13,018,731
	Aon North America, Inc., 5.45% due 3/1/2034	11,280,000	11,586,929
[e,f]	Ascot Group Ltd., 4.25% due 12/15/2030	6,889,000	6,214,429
	Brighthouse Financial Global Funding,
[e]	1.55% due 5/24/2026	2,089,000	2,032,137
[e]	2.00% due 6/28/2028	9,540,000	8,791,492
[e]	5.55% due 4/9/2027	16,438,000	16,699,364
[e]	5.65% due 6/10/2029	4,056,000	4,147,828
	Brown & Brown, Inc., 5.65% due 6/11/2034	9,677,000	9,934,602
	CNA Financial Corp., 5.125% due 2/15/2034	6,785,000	6,793,413
	CNO Financial Group, Inc., 6.45% due 6/15/2034	11,385,000	11,952,201
[e]	CNO Global Funding, 2.65% due 1/6/2029	7,400,000	6,912,192
[e]	Corebridge Global Funding, 5.75% due 7/2/2026	4,740,000	4,800,435
[e,f]	DaVinciRe Holdings Ltd., 5.95% due 4/15/2035	6,475,000	6,441,460
[f]	Enstar Group Ltd., 3.10% due 9/1/2031	12,701,000	11,291,824
[e]	Equitable America Global Funding, 4.95% due 6/9/2030	6,049,000	6,113,966

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Equitable Financial Life Global Funding,
[e]	1.40% due 8/27/2027	$ 4,620,000	$ 4,335,408
[e]	5.00% due 3/27/2030	12,737,000	12,927,673
	F&G Annuities & Life, Inc., 6.50% due 6/4/2029	16,240,000	16,766,176
	F&G Global Funding,
[e]	1.75% due 6/30/2026	7,973,000	7,749,676
[e]	2.00% due 9/20/2028	3,081,000	2,830,053
[e]	5.875% due 1/16/2030	5,377,000	5,531,643
	Fairfax Financial Holdings Ltd.,
[f]	4.625% due 4/29/2030	4,673,000	4,657,018
[f]	5.625% due 8/16/2032	3,249,000	3,342,961
[e,f]	Fidelis Insurance Holdings Ltd., 4.875% due 6/30/2030	4,409,000	4,419,449
	Fidelity National Financial, Inc.,
	2.45% due 3/15/2031	3,857,000	3,347,413
	3.40% due 6/15/2030	1,280,000	1,196,339
	First American Financial Corp.,
	2.40% due 8/15/2031	2,261,000	1,936,795
	4.00% due 5/15/2030	1,457,000	1,396,753
[e]	Five Corners Funding Trust III, 5.791% due 2/15/2033	7,260,000	7,537,840
[e]	Fortitude Group Holdings LLC, 6.25% due 4/1/2030	10,057,000	10,352,173
	GA Global Funding Trust,
[e]	1.625% due 1/15/2026	610,000	599,844
[e]	2.25% due 1/6/2027	2,971,000	2,870,075
[e]	4.40% due 9/23/2027	9,223,000	9,210,088
[e]	Global Atlantic Fin Co., 4.40% due 10/15/2029	7,275,000	7,066,790
	Globe Life, Inc., 5.85% due 9/15/2034	7,582,000	7,849,038
	Horace Mann Educators Corp., 7.25% due 9/15/2028	6,000,000	6,405,660
[e,f]	Intact Financial Corp., 5.459% due 9/22/2032	5,922,000	6,067,385
	Jackson National Life Global Funding,
[e]	5.25% due 4/12/2028	4,897,000	4,982,844
[e]	5.50% due 1/9/2026	17,000,000	17,065,110
[e]	5.55% due 7/2/2027	5,350,000	5,458,445
	Lincoln National Corp., 5.852% due 3/15/2034	5,000,000	5,145,750
	Mercury General Corp., 4.40% due 3/15/2027	9,408,000	9,326,150
[e]	New York Life Global Funding, 4.55% due 1/28/2033	4,400,000	4,306,456
[e]	NLG Global Funding, 5.40% due 1/23/2030	11,985,000	12,340,595
[d,e]	Pacific Life Global Funding II, 5.009% (SOFR + 0.62%) due 6/4/2026	4,533,000	4,547,052
[e]	Peachtree Corners Funding Trust II, 6.012% due 5/15/2035	7,292,000	7,470,581
[f]	Pentair Finance SARL, 5.90% due 7/15/2032	9,193,000	9,604,938
[e]	Principal Life Global Funding II, 5.50% due 6/28/2028	6,400,000	6,603,072
[e]	Protective Life Corp., 3.40% due 1/15/2030	4,902,000	4,679,596
[e]	Protective Life Global Funding, 5.467% due 12/8/2028	4,850,000	5,024,552
	Reinsurance Group of America, Inc., 6.00% due 9/15/2033	7,001,000	7,334,878
	Reliance Standard Life Global Funding II,
[e]	1.512% due 9/28/2026	4,000,000	3,855,880
[e]	5.243% due 2/2/2026	22,908,000	22,951,983
[f]	RenaissanceRe Holdings Ltd., 5.75% due 6/5/2033	9,395,000	9,661,724
	RGA Global Funding,
[e]	2.70% due 1/18/2029	9,687,000	9,097,449
[e]	5.448% due 5/24/2029	4,000,000	4,129,840
[e]	5.50% due 1/11/2031	5,458,000	5,634,894
	Sammons Financial Group, Inc.,
[e]	4.45% due 5/12/2027	2,000,000	1,995,180
[e]	6.875% due 4/15/2034	6,610,000	7,079,112
	Stewart Information Services Corp., 3.60% due 11/15/2031	16,620,000	14,865,925
	Willis North America, Inc.,
	2.95% due 9/15/2029	3,000,000	2,823,810
	5.35% due 5/15/2033	9,835,000	10,073,302
			476,599,522
	Materials — 3.2%
	Chemicals — 1.0%
	International Flavors & Fragrances, Inc. (EUR), 1.80% due 9/25/2026	13,400,000	15,616,749
[e,f]	Ma’aden Sukuk Ltd., 5.25% due 2/13/2030	26,000,000	26,433,420

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	NOVA Chemicals Corp.,
[e,f]	5.25% due 6/1/2027	$ 17,905,000	$ 17,811,894
[e,f]	7.00% due 12/1/2031	5,000,000	5,236,950
[e,f]	9.00% due 2/15/2030	5,000,000	5,399,650
[e,f]	Nufarm Australia Ltd./Nufarm Americas, Inc., 5.00% due 1/27/2030	12,383,000	11,533,526
	OCP SA,
[e,f]	3.75% due 6/23/2031	7,200,000	6,450,264
[e,f]	4.50% due 10/22/2025	4,800,000	4,778,352
[e,f]	SNF Group SACA, 3.125% due 3/15/2027	8,405,000	8,150,581
	Containers & Packaging — 1.5%
[e]	Amcor Flexibles North America, Inc., 5.50% due 3/17/2035	6,570,000	6,667,696
[f]	Amcor Group Finance plc, 5.45% due 5/23/2029	4,400,000	4,525,444
[e,f]	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance plc, 3.25% due 9/1/2028	16,310,000	15,398,434
	Ball Corp.,
	2.875% due 8/15/2030	14,300,000	12,890,878
	3.125% due 9/15/2031	5,414,000	4,857,441
	6.00% due 6/15/2029	1,000,000	1,026,780
[e]	Berry Global, Inc., 4.875% due 7/15/2026	12,729,000	12,728,491
[e]	Crown Americas LLC, 5.875% due 6/1/2033	5,000,000	5,034,650
	Graphic Packaging International LLC,
[e]	3.50% due 3/15/2028 - 3/1/2029	12,150,000	11,559,490
[e]	6.375% due 7/15/2032	5,980,000	6,105,221
[e]	Matthews International Corp., 8.625% due 10/1/2027	7,730,000	8,043,529
[e]	OI European Group BV (EUR), 6.25% due 5/15/2028	3,000,000	3,650,222
	Sealed Air Corp.,
[e]	1.573% due 10/15/2026	17,665,000	16,942,678
[e]	5.00% due 4/15/2029	8,460,000	8,371,001
[e]	6.50% due 7/15/2032	4,000,000	4,146,320
[e]	Sealed Air Corp./Sealed Air Corp. U.S., 7.25% due 2/15/2031	500,000	525,990
[e]	Silgan Holdings, Inc., 1.40% due 4/1/2026	20,762,000	20,201,426
	Metals & Mining — 0.7%
[e,f]	Cia de Minas Buenaventura SAA, 6.80% due 2/4/2032	4,000,000	4,067,680
	Cleveland-Cliffs, Inc., 7.00% due 3/15/2027	5,000,000	4,968,250
[b,e,f,h]	Metalloinvest Finance DAC, 3.375% due 10/22/2028	7,500,000	3,689,250
[e,f]	Navoi Mining & Metallurgical Combinat, 6.70% due 10/17/2028	19,170,000	19,602,283
[e]	Novelis Corp., 3.875% due 8/15/2031	12,730,000	11,426,703
[e,f]	POSCO, 5.625% due 1/17/2026	2,350,000	2,362,643
[e]	Stillwater Mining Co., 4.50% due 11/16/2029	3,050,000	2,723,955
	WE Soda Investments Holding plc,
[e,f]	9.375% due 2/14/2031	4,150,000	4,340,609
[e,f]	9.50% due 10/6/2028	16,000,000	16,691,680
			313,960,130
	Media & Entertainment — 0.7%
	Media — 0.7%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
[e]	4.25% due 2/1/2031 - 1/15/2034	11,548,000	10,560,447
[e]	4.75% due 3/1/2030 - 2/1/2032	9,273,000	8,968,751
[e]	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875% due 8/15/2027	3,880,000	3,866,730
	News Corp.,
[e]	3.875% due 5/15/2029	2,000,000	1,914,540
[e]	5.125% due 2/15/2032	4,980,000	4,875,022
	Sirius XM Radio LLC,
[e]	4.00% due 7/15/2028	9,815,000	9,426,032
[e]	5.00% due 8/1/2027	11,960,000	11,857,981
[e]	5.50% due 7/1/2029	3,250,000	3,225,202
[e,f]	Telenet Finance Luxembourg Notes SARL, 5.50% due 3/1/2028	14,200,000	14,005,034
			68,699,739
	Pharmaceuticals, Biotechnology & Life Sciences — 0.5%
	Biotechnology — 0.2%
	Amgen, Inc.,
	5.25% due 3/2/2033	5,000,000	5,120,900
	5.507% due 3/2/2026	6,800,000	6,800,272
	Illumina, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	4.65% due 9/9/2026	$ 2,902,000	$ 2,905,366
	5.80% due 12/12/2025	5,579,000	5,595,681
	Life Sciences Tools & Services — 0.2%
[e]	Avantor Funding, Inc., 4.625% due 7/15/2028	4,945,000	4,856,880
[e]	Avantor Funding, Inc. (EUR), 2.625% due 11/1/2025	11,000,000	12,932,968
	Pharmaceuticals — 0.1%
[a,b,h]	Atlas U.S. Royalty LLC Participation Rights, Zero Coupon due 3/15/2027	5,450,000	545
[e]	Bayer U.S. Finance II LLC, 4.25% due 12/15/2025	2,500,000	2,492,950
[e]	PRA Health Sciences, Inc., 2.875% due 7/15/2026	5,402,000	5,272,568
	Viatris, Inc., 2.30% due 6/22/2027	5,184,000	4,940,715
			50,918,845
	Real Estate Management & Development — 0.2%
	Real Estate Management & Development — 0.2%
[e]	Cushman & Wakefield U.S. Borrower LLC, 6.75% due 5/15/2028	13,774,000	13,890,666
[e]	Greystar Real Estate Partners LLC, 7.75% due 9/1/2030	2,490,000	2,641,915
			16,532,581
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
[e]	Broadcom, Inc., 3.187% due 11/15/2036	4,861,000	4,029,332
	Microchip Technology, Inc., 4.25% due 9/1/2025	6,200,000	6,192,622
	Micron Technology, Inc.,
	5.65% due 11/1/2032	4,651,000	4,833,691
	6.75% due 11/1/2029	9,820,000	10,616,009
[e]	Qorvo, Inc., 3.375% due 4/1/2031	26,626,000	24,010,262
	SK Hynix, Inc.,
[e,f]	1.50% due 1/19/2026	4,400,000	4,327,444
[e,f]	6.25% due 1/17/2026	4,800,000	4,842,480
	Skyworks Solutions, Inc., 1.80% due 6/1/2026	2,701,000	2,626,209
			61,478,049
	Software & Services — 2.9%
	Information Technology Services — 1.0%
	Block Financial LLC, 2.50% due 7/15/2028	3,605,000	3,398,109
[e]	Boost Newco Borrower LLC, 7.50% due 1/15/2031	8,000,000	8,496,800
	Booz Allen Hamilton, Inc.,
[e]	3.875% due 9/1/2028	11,145,000	10,784,682
[e]	4.00% due 7/1/2029	7,440,000	7,143,442
	5.95% due 4/15/2035	4,992,000	5,092,988
	DXC Technology Co., 2.375% due 9/15/2028	11,657,000	10,842,292
	Genpact Luxembourg SARL/Genpact USA, Inc.,
[f]	1.75% due 4/10/2026	1,626,000	1,586,505
[f]	6.00% due 6/4/2029	4,424,000	4,585,476
	Global Payments, Inc.,
	1.20% due 3/1/2026	1,401,000	1,367,670
	5.30% due 8/15/2029	4,441,000	4,522,093
[e]	Insight Enterprises, Inc., 6.625% due 5/15/2032	4,700,000	4,843,397
[e]	Science Applications International Corp., 4.875% due 4/1/2028	33,305,000	32,784,110
[e]	Wipro IT Services LLC, 1.50% due 6/23/2026	3,953,000	3,836,070
	Internet Software & Services — 0.7%
[e]	Arches Buyer, Inc., 4.25% due 6/1/2028	19,319,000	18,494,272
[e]	Cogent Communications Group LLC, 7.00% due 6/15/2027	11,067,000	11,120,122
	eBay, Inc., 5.90% due 11/22/2025	3,650,000	3,663,067
	Prosus NV,
[e,f]	3.061% due 7/13/2031	656,000	580,304
[e,f]	4.193% due 1/19/2032	11,494,000	10,729,994
	Prosus NV (EUR),
[e]	1.288% due 7/13/2029	8,715,000	9,513,867
[e]	2.031% due 8/3/2032	7,000,000	7,359,741
	VeriSign, Inc., 5.25% due 6/1/2032	6,508,000	6,630,025
	Software — 1.2%
[e,f]	Constellation Software, Inc., 5.158% due 2/16/2029	9,218,000	9,393,142

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Fair Isaac Corp.,
[e]	4.00% due 6/15/2028	$ 16,087,000	$ 15,657,155
[e]	5.25% due 5/15/2026	20,710,000	20,712,485
[e]	6.00% due 5/15/2033	1,000,000	1,011,470
[e]	GoTo Group, Inc.,5.50% due 5/1/2028	5,292,209	2,844,581
[e]	Infor LLC, 1.75% due 7/15/2025	2,250,000	2,246,490
	MSCI, Inc.,
[e]	3.875% due 2/15/2031	9,973,000	9,400,849
[e]	4.00% due 11/15/2029	6,289,000	6,082,029
	Open Text Corp.,
[e,f]	3.875% due 2/15/2028 - 12/1/2029	10,828,000	10,357,973
[e,f]	6.90% due 12/1/2027	18,395,000	19,060,899
	Paychex, Inc., 5.35% due 4/15/2032	5,800,000	5,953,932
	SS&C Technologies, Inc.,
[e]	5.50% due 9/30/2027	2,670,000	2,670,988
[e]	6.50% due 6/1/2032	6,700,000	6,955,873
			279,722,892
	Technology Hardware & Equipment — 1.5%
	Electronic Equipment, Instruments & Components — 1.4%
	Avnet, Inc., 6.25% due 3/15/2028	14,700,000	15,273,888
	CDW LLC/CDW Finance Corp.,
	3.25% due 2/15/2029	5,238,000	4,965,100
	4.25% due 4/1/2028	18,083,000	17,934,539
	5.10% due 3/1/2030	9,391,000	9,473,829
	Flex Ltd.,
[f]	4.875% due 5/12/2030	4,671,000	4,689,544
[f]	6.00% due 1/15/2028	3,886,000	4,011,013
	Keysight Technologies, Inc., 5.35% due 7/30/2030	9,573,000	9,874,262
	Sensata Technologies BV,
[e,f]	4.00% due 4/15/2029	2,000,000	1,901,500
[e,f]	5.875% due 9/1/2030	9,175,000	9,185,276
[e]	Sensata Technologies, Inc., 6.625% due 7/15/2032	800,000	822,616
	TD SYNNEX Corp., 1.75% due 8/9/2026	26,068,000	25,216,358
	Vontier Corp.,
	1.80% due 4/1/2026	4,453,000	4,353,654
	2.40% due 4/1/2028	11,254,000	10,612,522
[e]	WESCO Distribution, Inc.,6.375% due 3/15/2029 - 3/15/2033	7,315,000	7,541,435
[e]	Zebra Technologies Corp., 6.50% due 6/1/2032	5,630,000	5,788,991
	Technology Hardware, Storage & Peripherals — 0.1%
	NetApp, Inc., 5.50% due 3/17/2032	9,933,000	10,245,293
			141,889,820
	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.2%
[e,f]	Sable International Finance Ltd., 7.125% due 10/15/2032	1,500,000	1,502,025
[e,f]	Videotron Ltd., 5.125% due 4/15/2027	7,150,000	7,150,787
	Virgin Media Secured Finance plc,
[e,f]	4.50% due 8/15/2030	6,500,000	6,056,765
[e,f]	5.50% due 5/15/2029	1,800,000	1,770,282
	Wireless Telecommunication Services — 0.6%
[e]	Crown Castle Towers LLC, 4.241% due 7/15/2048	455,000	446,852
[f,i]	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00% due 5/25/2027 PIK	4,974,555	5,022,908
	T-Mobile USA, Inc.,
	2.25% due 2/15/2026 - 11/15/2031	13,747,000	12,182,752
	5.125% due 5/15/2032	8,935,000	9,106,195
	5.375% due 4/15/2027	2,965,000	2,966,779
[e,f]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	20,850,000	21,219,670
[e,f]	Vmed O2 U.K. Financing I plc, 4.25% due 1/31/2031	7,818,000	7,135,723
			74,560,738
	Transportation — 0.6%
	Air Freight & Logistics — 0.1%
	Ryder System, Inc., 5.25% due 6/1/2028	6,533,000	6,701,617

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Ground Transportation — 0.1%
[d]	BNSF Funding Trust I, 6.613% (SOFR + 2.35%) due 12/15/2055	$ 9,500,000	$ 9,511,875
	Passenger Airlines — 0.3%
	American Airlines Pass-Through Trust, Series 2016-3 Class B, 3.75% due 4/15/2027	438,261	433,046
[e]	British Airways Pass-Through Trust, Series 2020-1 Class A, 4.25% due 5/15/2034	832,988	798,186
[e,f]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	24,600,000	24,658,302
	Transportation Infrastructure — 0.1%
	Penske Truck Leasing Co. LP/PTL Finance Corp.,
[e]	5.35% due 3/30/2029	3,060,000	3,138,734
[e]	5.55% due 5/1/2028	6,440,000	6,616,134
[e]	5.75% due 5/24/2026	2,480,000	2,501,650
[e]	6.20% due 6/15/2030	2,400,000	2,558,544
			56,918,088
	Utilities — 5.7%
	Electric Utilities — 4.5%
	AEP Texas, Inc.,
	5.40% due 6/1/2033	5,106,000	5,185,500
	Series I, 2.10% due 7/1/2030	2,612,000	2,320,527
[e,f]	AES Espana BV, 5.70% due 5/4/2028	20,027,000	19,209,898
	Allegion U.S. Holding Co., Inc., 5.411% due 7/1/2032	4,659,000	4,803,522
	Alliant Energy Finance LLC,
[e]	1.40% due 3/15/2026	1,500,000	1,454,505
[e]	5.95% due 3/30/2029	3,415,000	3,579,262
	Ameren Corp., 5.375% due 3/15/2035	7,390,000	7,436,926
	American Electric Power Co., Inc., 5.699% due 8/15/2025	4,750,000	4,752,375
	Arizona Public Service Co., 5.70% due 8/15/2034	6,776,000	6,991,545
	Black Hills Corp.,
	2.50% due 6/15/2030	1,000,000	899,510
	6.15% due 5/15/2034	6,135,000	6,450,339
[e]	Boston Gas Co., 3.757% due 3/16/2032	6,140,000	5,662,001
	Comision Federal de Electricidad,
[e,f]	3.348% due 2/9/2031	16,177,000	14,270,541
[f]	5.00% due 9/29/2036	6,241,600	5,580,490
[e,f]	6.45% due 1/24/2035	4,000,000	3,942,160
	Dominion Energy, Inc.,
	4.60% due 5/15/2028	6,112,000	6,156,923
	5.00% due 6/15/2030	4,166,000	4,251,403
	5.375% due 11/15/2032	5,000,000	5,131,500
	5.45% due 3/15/2035	7,236,000	7,300,111
	DTE Energy Co.,
	4.875% due 6/1/2028	9,605,000	9,747,538
	5.20% due 4/1/2030	5,700,000	5,835,774
	Electricite de France SA,
[e,f]	5.65% due 4/22/2029	12,614,000	13,078,574
[e,f]	5.75% due 1/13/2035	25,825,000	26,383,336
[d,f]	Emera, Inc., Series 16-A, 6.75% (SOFR + 5.44%) due 6/15/2076	13,999,000	14,100,353
	Enel Finance International NV,
[e,f]	2.125% due 7/12/2028	16,900,000	15,766,348
[e,f]	2.50% due 7/12/2031	1,951,000	1,711,768
[e,f]	5.00% due 6/15/2032	3,819,000	3,830,075
[e,f]	5.125% due 6/26/2029	9,739,000	9,921,704
[e,f]	7.50% due 10/14/2032	2,400,000	2,737,008
	Entergy Arkansas LLC, 5.45% due 6/1/2034	3,308,000	3,406,215
	Entergy Texas, Inc.,
	1.50% due 9/1/2026	5,866,000	5,630,891
	3.45% due 12/1/2027	3,000,000	2,924,730
	Evergy Kansas Central, Inc., 5.25% due 3/15/2035	3,912,000	3,954,367
	Evergy Metro, Inc., 4.95% due 4/15/2033	4,663,000	4,658,011
	Eversource Energy,
	5.125% due 5/15/2033	4,950,000	4,949,852
	5.45% due 3/1/2028	5,181,000	5,315,343
[e]	FirstEnergy Pennsylvania Electric Co., 5.15% due 3/30/2026	5,230,000	5,242,813

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	ITC Holdings Corp.,
[e]	2.95% due 5/14/2030	$ 1,742,000	$ 1,619,485
[e]	4.95% due 9/22/2027	4,910,000	4,963,519
[e]	5.40% due 6/1/2033	13,817,000	13,971,060
[e]	5.65% due 5/9/2034	21,000,000	21,529,830
[e]	Kentucky Power Co., 7.00% due 11/15/2033	17,064,000	18,356,427
[e]	Mid-Atlantic Interstate Transmission LLC, 4.10% due 5/15/2028	945,000	938,007
[e]	New York State Electric & Gas Corp., 5.65% due 8/15/2028	15,000,000	15,565,500
	NextEra Energy Capital Holdings, Inc., 5.749% due 9/1/2025	7,416,000	7,426,827
[e]	Niagara Mohawk Power Corp., 4.278% due 12/15/2028	7,700,000	7,643,713
	PPL Capital Funding, Inc., 5.25% due 9/1/2034	4,000,000	4,033,600
[e]	PSEG Power LLC, 5.20% due 5/15/2030	9,034,000	9,224,346
	Public Service Co. of Oklahoma, 5.45% due 1/15/2036	6,000,000	6,043,860
	Public Service Enterprise Group, Inc., 5.20% due 4/1/2029	9,543,000	9,818,506
	Puget Energy, Inc.,
	4.10% due 6/15/2030	6,876,000	6,647,167
	4.224% due 3/15/2032	8,255,000	7,763,415
[e]	5.725% due 3/15/2035	6,812,000	6,864,452
	Southern Co.,
	3.25% due 7/1/2026	6,725,000	6,652,908
[d]	Series B, 4.00% (5-Yr. CMT + 3.730%) due 1/15/2051	12,509,000	12,442,077
	System Energy Resources, Inc., 6.00% due 4/15/2028	2,212,000	2,302,780
[e]	Toledo Edison Co., 2.65% due 5/1/2028	3,933,000	3,700,481
	Tucson Electric Power Co., 5.20% due 9/15/2034	8,325,000	8,360,881
	Virginia Electric & Power Co., 5.05% due 8/15/2034	5,961,000	5,978,287
	Xcel Energy, Inc., 5.45% due 8/15/2033	3,183,000	3,251,275
	Gas Utilities — 1.0%
[e,f]	APA Infrastructure Ltd., 5.125% due 9/16/2034	9,210,000	9,031,602
[e]	Brooklyn Union Gas Co., 3.407% due 3/10/2026	8,931,000	8,840,529
	CenterPoint Energy Resources Corp., 5.40% due 7/1/2034	6,427,000	6,532,146
[e,f]	ENN Clean Energy International Investment Ltd., 3.375% due 5/12/2026	9,524,000	9,390,854
[e]	KeySpan Gas East Corp., 5.994% due 3/6/2033	14,587,000	15,158,665
	Piedmont Natural Gas Co., Inc., 5.40% due 6/15/2033	4,945,000	5,093,399
	Snam SpA,
[e,f]	5.00% due 5/28/2030	4,200,000	4,234,860
[e,f]	Series 2025-2 Class A2, 5.75% due 5/28/2035	3,907,000	3,988,109
	Southern Co. Gas Capital Corp., 5.15% due 9/15/2032	6,950,000	7,062,243
	Southwest Gas Corp.,
	2.20% due 6/15/2030	7,880,000	7,081,914
	4.05% due 3/15/2032	3,026,000	2,869,858
	5.80% due 12/1/2027	4,610,000	4,756,967
	Spire, Inc., 5.30% due 3/1/2026	12,927,000	12,971,857
	Multi-Utilities — 0.2%
[e,f]	Aegea Finance SARL, 9.00% due 1/20/2031	18,400,000	19,436,104
			556,121,248
	Total Corporate Bonds (Cost $3,972,197,247)		4,006,877,639
	Convertible Bonds — 0.2%
	Consumer Discretionary Distribution & Retail — 0.0%
	Broadline Retail — 0.0%
	Airbnb, Inc., Series 2025-1A Class D, Zero Coupon due 3/15/2026	1,200,000	1,157,352
			1,157,352
	Financial Services — 0.0%
	Financial Services — 0.0%
[e]	Repay Holdings Corp., Zero Coupon due 2/1/2026	5,460,000	5,236,905
			5,236,905
	Media & Entertainment — 0.2%
	Media — 0.2%
	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00% due 10/15/2029	26,001,000	15,453,434
			15,453,434
	Total Convertible Bonds (Cost $22,782,586)		21,847,691

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Long-Term Municipal Bonds — 0.0%
	California (California Mtg Insurance) HFFA, 7.875% due 2/1/2026	$ 450,000	$ 451,252
	New York Transportation Development Corp. (Research Foundation of State University of New York), 4.248% due 9/1/2035	2,175,000	2,131,195
	Total Long-Term Municipal Bonds (Cost $2,624,683)		2,582,447
	Other Government — 2.6%
[e]	Albania Government International Bonds (EUR), 5.90% due 6/9/2028	9,800,000	12,210,347
	Australia Government Bonds (AUD), Series 166, 3.00% due 11/21/2033	36,873,000	22,521,164
	Brazil Notas do Tesouro Nacional (BRL), Series F, 10.00% due 1/1/2029	98,800,000	16,686,131
[e,f]	Corp. Financiera de Desarrollo SA, 5.95% due 4/30/2029	8,725,000	9,017,287
	Dominican Republic Central Bank Notes (DOP), 12.00% due 10/3/2025	596,770,000	9,955,642
	Dominican Republic International Bonds (DOP),
	9.75% due 6/5/2026	315,500,000	5,314,377
[e]	10.75% due 6/1/2036	1,009,000,000	17,479,086
	Egypt Government Bonds (EGP), Series 3Y, 23.865% due 6/4/2027	580,450,000	11,714,909
[e,f]	Finance Department Government of Sharjah, 3.625% due 3/10/2033	15,632,000	13,435,548
[e]	Finance Department Government of Sharjah (EUR), 4.625% due 1/17/2031	14,450,000	17,119,090
	Indonesia Treasury Bonds (IDR),
	Series 101, 6.875% due 4/15/2029	216,734,000,000	13,641,493
	Series FR82, 7.00% due 9/15/2030	45,000,000,000	2,852,005
	New Zealand Government Bonds (NZD), 3.50% due 4/14/2033	17,550,000	10,112,120
	Nigeria Government International Bonds,
[e,f]	7.625% due 11/28/2047	10,000,000	7,977,100
[e,f]	8.25% due 9/28/2051	4,300,000	3,561,303
[f]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	12,610,000	10,355,080
[f]	Panama Government International Bonds, 2.252% due 9/29/2032	13,300,000	10,149,895
	Republic of Uzbekistan International Bonds (UZS),
[e]	15.50% due 2/25/2028	92,000,000,000	7,290,515
	16.25% due 10/12/2026	15,500,000,000	1,259,823
[e]	16.625% due 5/29/2027	95,500,000,000	7,757,259
[e,f]	Saudi Government International Bonds, 5.125% due 1/13/2028	18,000,000	18,283,860
	U.K. Gilts (GBP), 4.125% due 7/22/2029	15,218,000	21,091,815
	Total Other Government (Cost $239,118,235)		249,785,849
	U.S. Treasury Securities — 11.0%
	U.S. Treasury Inflation-Indexed Bonds,
	1.50%, 2/15/2053	51,342,626	40,683,015
	2.125%, 2/15/2054	40,238,275	36,841,599
	U.S. Treasury Inflation-Indexed Notes,
	0.125%, 1/15/2030	37,401,600	35,291,916
	1.75%, 1/15/2034	165,238,225	163,811,755
	2.125%, 4/15/2029	138,334,617	142,030,745
	U.S. Treasury Notes,
	1.125%, 5/15/2040 - 8/15/2040	264,700,000	163,364,031
	1.375%, 11/15/2040	207,290,000	132,017,819
	4.00%, 5/31/2030 - 2/15/2034	15,833,000	15,747,196
	4.25%, 11/15/2034 - 5/15/2035	79,617,000	79,825,533
	4.50%, 11/15/2033	59,640,000	61,270,781
	U.S. Treasury Strip Coupon,
	4.859%, 8/15/2039	25,000,000	12,733,386
	6.11%, 11/15/2036	50,000,000	29,905,646
	6.233%, 5/15/2037	110,000,000	63,905,657
	7.105%, 8/15/2040	80,000,000	38,344,866
	7.357%, 8/15/2038	25,000,000	13,532,126
	7.691%, 11/15/2042	40,000,000	16,849,754
	7.844%, 8/15/2043	50,000,000	20,156,239
	8.346%, 11/15/2041	25,000,000	11,155,407
	Total U.S. Treasury Securities (Cost $1,073,487,027)		1,077,467,471
	U.S. Government Agencies — 0.5%
[c,d,e]	Farm Credit Bank of Texas, Series 4, 5.70% (5-Yr. CMT + 5.420%), 9/15/2025	33,307,000	33,185,429
	Federal Home Loan Banks, 2.90%, 2/18/2037	22,380,000	18,276,851
	Total U.S. Government Agencies (Cost $51,475,140)		51,462,280

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Backed — 28.3%
	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-C Class C, 5.115% due 1/25/2061	$ 3,699,342	$ 3,689,128
[d,e]	Series 2021-G Class A, 4.875% due 6/25/2061	2,685,574	2,675,986
[d,e]	Series 2022-A Class A1, 3.50% due 10/25/2061	3,536,834	3,422,864
[d,e]	Series 2023-B Class A, 4.25% due 10/25/2062	8,573,278	8,412,336
[d,e]	Series 2023-C Class A1, 3.50% due 5/25/2063	9,104,545	8,658,173
	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class B1, 4.027% due 12/25/2066	4,575,000	3,496,625
[d,e]	Series 2022-6 Class A3, 4.30% due 7/25/2067	3,817,883	3,628,041
[d,e]	Series 2023-1 Class A1, 4.75% due 9/26/2067	11,910,998	11,783,899
[d,e]	Series 2023-2 Class A1, 4.65% due 10/25/2067	5,743,862	5,680,295
[d,e]	AOA Mortgage Trust, CMBS, Series 2021-1177 Class A, 5.301% (TSFR1M + 0.99%) due 10/15/2038	12,740,000	12,517,540
[d,e,f]	Arbor Realty Commercial Real Estate Notes Ltd., CMBS, Series 2022-FL1 Class A, 5.754% (SOFR30A + 1.45%) due 1/15/2037	11,464,607	11,464,605
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class A1, 3.805% due 1/25/2049	512,385	495,958
[d,e]	Series 2019-3 Class A1, 2.962% due 10/25/2048	1,053,414	989,789
[d,e]	Series 2021-1R Class A1, 1.175% due 10/25/2048	2,157,790	1,938,844
	ATLX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-RPL1 Class A1, 3.85% due 4/25/2064	11,511,470	11,116,848
[d,e]	Series 2024-RPL2 Class A1, 3.85% due 4/25/2063	11,067,479	10,617,474
[d,e]	Barclays Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-INV1 Class A3, 4.53% due 2/25/2062	12,612,656	12,050,548
	Barclays Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NPL1 Class A, 5.00% due 11/25/2051	5,393,093	5,377,946
[d,e]	Series 2022-RPL1 Class A, 4.25% due 2/25/2028	14,565,399	14,423,640
[d]	Bear Stearns ARM Trust, Whole Loan Securities Trust CMO, Series 2003-6 Class 2B1, 7.326% due 8/25/2033	18,343	18,277
[d,e]	BPR Trust, CMBS, Series 2023-BRK2 Class A, 7.146% due 10/5/2038	4,250,000	4,493,623
[d,e]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2024-NQM4 Class A1A, 4.35% due 1/25/2060	25,557,320	25,052,447
[d,e]	BX Trust, CMBS, Series 2025-LIFE Class A, 5.884% due 6/13/2047	23,150,000	23,577,499
[e]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	6,760,000	5,765,808
[e]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	5,080,000	4,616,750
	Chase Home Lending Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-1 Class B4, 3.885% due 3/25/2050	675,261	582,940
[d,e]	Series 2019-1 Class B5, 3.885% due 3/25/2050	348,397	272,377
[d,e]	Series 2019-1 Class B6, 3.658% due 3/25/2050	521,093	332,293
[d,e]	Chase Mortgage Finance Corp., Whole Loan Securities Trust CMO, Series 2016-SH2 Class M4, 3.75% due 12/25/2045	2,008,008	1,840,717
	CHNGE Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 Class A1, 3.007% due 1/25/2067	17,329,577	16,347,258
[d,e]	Series 2022-1 Class B2, 4.553% due 1/25/2067	4,700,000	3,500,563
[d,e]	Series 2022-2 Class B2, 4.601% due 3/25/2067	7,015,000	5,167,038
[d,e]	Series 2023-1 Class A1, 7.065% due 3/25/2058	6,700,439	6,727,222
	CIM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-INV1 Class A4, 4.00% due 8/25/2048	130,635	120,418
[d,e,g]	Series 2020-J1 Class AIO1, 0.44% due 10/25/2049	12,469,689	272,535
[d,e,g]	Series 2020-J1 Class AIO2, 0.50% due 10/25/2049	11,121,864	303,840
[d,e,g]	Series 2020-J1 Class AIOS, 0.20% due 10/25/2049	15,478,209	161,091
[d,e]	Series 2020-J1 Class B4, 3.44% due 10/25/2049	322,693	273,217
[d,e]	Series 2020-J1 Class B5, 3.44% due 10/25/2049	163,128	95,421
[d,e]	Series 2020-J1 Class B6, 3.44% due 10/25/2049	286,799	124,873
[d,e,g]	Series 2020-J2 Class AX1, 0.254% due 1/25/2051	96,224,680	1,438,107
[d,e,g]	Series 2020-J2 Class AXS, 0.21% due 1/25/2051	102,835,340	1,229,201
[d,e]	Series 2020-J2 Class B4, 2.754% due 1/25/2051	491,000	224,357
[d,e]	Series 2020-J2 Class B5, 2.754% due 1/25/2051	164,000	73,890
[d,e]	Series 2020-J2 Class B6, 2.754% due 1/25/2051	654,523	242,316
[d,e]	Series 2023-I1 Class M1, 7.06% due 4/25/2058	10,705,000	10,705,282
[d,e]	Series 2023-I2 Class A1, 6.639% due 12/25/2067	10,460,673	10,553,901
[d,e]	Series 2024-R1 Class A1, 4.75% due 6/25/2064	14,613,246	14,492,760
	Citigroup Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d]	Series 2004-HYB2 Class B1, 6.379% due 3/25/2034	16,141	8,075
[d,e]	Series 2014-A Class A, 4.00% due 1/25/2035	279,289	272,131
[d,e]	Series 2020-EXP1 Class B1, 4.467% due 5/25/2060	1,180,900	1,003,491
[d,e]	Series 2020-EXP1 Class B2, 4.467% due 5/25/2060	770,600	617,978
[d,e]	Series 2020-EXP1 Class B3, 4.467% due 5/25/2060	386,242	247,383
[e,g]	Series 2020-EXP1 Class XS, due 5/25/2060	17,125,222	546,396
[d,e]	Series 2020-EXP2 Class B5, 4.095% due 8/25/2050	153,000	88,859

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-EXP2 Class B6, 4.095% due 8/25/2050	$ 372,000	$ 184,220
[d,e]	Series 2021-J1 Class B4, 2.609% due 4/25/2051	425,000	193,193
[d,e]	Series 2021-J1 Class B5, 2.609% due 4/25/2051	666,000	270,173
[d,e]	Series 2021-J1 Class B6, 2.609% due 4/25/2051	503,782	179,077
[d,e]	Series 2021-J2 Class A7A, 2.50% due 7/25/2051	11,052,063	9,788,193
[d,e]	Series 2021-J2 Class B4, 2.77% due 7/25/2051	2,281,541	1,033,728
[d,e]	Series 2021-J2 Class B5, 2.77% due 7/25/2051	623,000	277,176
[d,e]	Series 2021-J2 Class B6, 2.77% due 7/25/2051	1,247,350	446,082
[d,e]	Series 2021-J3 Class B4, 2.861% due 9/25/2051	1,032,000	539,097
[d,e]	Series 2021-J3 Class B5, 2.861% due 9/25/2051	173,000	77,516
[d,e]	Series 2021-J3 Class B6, 2.861% due 9/25/2051	573,357	209,767
[d,e,g]	Series 2022-INV1 Class A5IX, 0.288% due 11/27/2051	182,083,427	3,019,854
[d,e]	Series 2022-INV1 Class B4, 3.288% due 11/27/2051	1,277,234	1,051,955
[d,e]	Series 2022-INV1 Class B6, 3.288% due 11/27/2051	3,219,925	1,449,484
[d,e]	Series 2022-J1 Class B4, 2.904% due 2/25/2052	700,598	345,165
[d,e]	Series 2022-J1 Class B5, 2.904% due 2/25/2052	527,000	232,174
[d,e]	Series 2022-J1 Class B6, 2.904% due 2/25/2052	1,404,735	508,791
[e]	Cogent Ipv4 LLC, CMBS, Series 2024-1A Class A2, 7.924% due 5/25/2054	4,370,000	4,631,003
[e]	COMM Mortgage Trust, CMBS, Series 2024-277P Class A, 6.338% due 8/10/2044	9,000,000	9,468,728
	Cross Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2023-H1 Class A1, 6.615% due 3/25/2068	6,021,748	6,057,886
[d,e]	Series 2024-H4 Class A1, 6.147% due 7/25/2069	9,935,870	10,016,111
	CSMC Trust, CMBS,
[e]	Series 2020-WEST Class A, 3.04% due 2/15/2035	22,257,500	18,600,205
[d,e]	Series 2021-BPNY Class A, 8.141% (TSFR1M + 3.83%) due 8/15/2026	13,086,792	12,282,615
	CSMC Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-AFC1 Class B2, 5.15% due 7/25/2049	2,366,448	2,201,853
[d,e,g]	Series 2021-AFC1 Class AIOS, 0.25% due 3/25/2056	43,568,266	428,481
[d,e]	Series 2021-AFC1 Class B3, 4.319% due 3/25/2056	146,228	101,005
[d,e,g]	Series 2021-AFC1 Class XS, 3.242% due 3/25/2056	43,568,266	7,428,389
[d,e]	Series 2021-NQM3 Class A1, 1.015% due 4/25/2066	2,017,308	1,717,618
[d,e]	Series 2021-NQM3 Class B2, 4.128% due 4/25/2066	2,650,000	1,980,441
[d,e]	Series 2021-NQM8 Class B2, 4.254% due 10/25/2066	3,478,650	2,941,784
[d,e]	Series 2021-RP11 Class A1, 2.25% due 10/25/2061	13,478,718	11,173,604
[d,e]	Series 2022-ATH2 Class A1, 4.547% due 5/25/2067	4,647,566	4,625,657
[d,e]	Series 2022-NQM5 Class A3, 5.169% due 5/25/2067	3,208,710	3,240,711
[e]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	10,082,000	9,210,654
[d,e]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-1 Class A1, 0.715% due 5/25/2065	443,052	415,307
	Ellington Financial Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-2 Class A1, 2.739% due 11/25/2059	556,141	534,520
[d,e]	Series 2022-1 Class B2, 3.869% due 1/25/2067	6,901,000	4,769,703
[d,e]	FARM Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 4.702% due 10/1/2053	9,052,278	8,688,593
	Federal Home Loan Mtg Corp.,
[d]	Pool 1L0322, 5.917% (H15T1Y + 2.07%) due 2/1/2048	2,201,234	2,261,028
[d]	Pool 760025, 3.649% (5-Yr. CMT + 1.310%) due 10/1/2047	3,115,472	3,007,491
[d]	Pool 841097, 3.211% (5-Yr. CMT + 1.300%) due 9/1/2048	4,244,053	4,077,192
[d]	Pool 841355, 1.90% (2.16% - SOFR30A) due 11/1/2051	4,519,313	4,237,462
[d]	Pool 841362, 1.709% (2.15% - SOFR30A) due 2/1/2052	5,689,356	5,269,437
[d]	Pool 841377, 1.938% (2.24% - SOFR30A) due 4/1/2052	5,869,147	5,450,446
[d]	Pool 841463, 2.157% (2.18% - SOFR30A) due 7/1/2052	15,191,653	13,622,712
	Pool RE6097, 2.00% due 5/1/2051	11,559,463	8,956,429
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 5461 Class PA, 4.50% due 8/25/2054	28,816,131	28,231,052
	Series 5462 Class P, 4.50% due 10/25/2054	19,429,247	19,038,047
	Series 5469 Class QA, 4.50% due 11/25/2054	22,732,715	22,292,560
[d]	Series 5502 Class FH, 5.705% (SOFR30A + 1.40%) due 2/25/2055	21,901,958	21,920,285
[d]	Series 5552 Class PD, 5.00% due 9/25/2054	24,351,172	24,413,938
	Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through Certificates, CMBS,
[d,g]	Series KIR1 Class X, 1.146% due 3/25/2026	31,451,640	136,653
	Series KJ46 Class A2, 4.796% due 10/25/2031	10,518,000	10,757,688
[d]	Series KJ47 Class A2, 5.43% due 6/25/2031	7,257,000	7,600,456
	Series KJ48 Class A2, 5.028% due 10/25/2031	18,483,000	19,121,973
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
	Series 2020-2 Class MA, 2.00% due 11/25/2059	2,319,376	2,107,356
	Series 2020-3 Class MTU, 2.50% due 5/25/2060	27,310,210	22,053,929

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Series 2022-1 Class MTU, 3.25% due 11/25/2061	$ 20,558,121	$ 17,451,601
	Series 2024-1 Class MT, 3.00% due 11/25/2063	9,605,089	7,799,875
	Series 2024-2 Class MT, 3.50% due 5/25/2064	13,372,484	11,446,187
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RA7373, 3.00% due 5/1/2052	2,929,578	2,549,876
	Pool SD1374, 3.00% due 3/1/2052	7,679,222	6,647,572
	Pool SD1588, 5.00% due 9/1/2052	4,729,022	4,683,241
	Pool SD1626, 5.00% due 10/1/2052	6,768,587	6,696,218
	Pool SD3632, 2.50% due 7/1/2052	35,075,199	29,149,133
	Pool SD4175, 2.50% due 6/1/2052	40,162,694	33,377,080
	Pool SD4176, 3.00% due 9/1/2052	107,531,265	93,169,615
	Pool SD5171, 2.50% due 1/1/2054	32,175,217	26,739,112
	Pool SD6509, 6.00% due 8/1/2054	25,697,995	26,177,320
	Pool SD8140, 2.00% due 4/1/2051	32,360,819	25,786,136
	Pool SD8189, 2.50% due 1/1/2052	16,940,985	14,102,385
	Pool SD8225, 3.00% due 7/1/2052	14,710,417	12,744,017
	Pool SD8367, 5.50% due 10/1/2053	15,003,355	15,035,968
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
[d,e]	Series 2017-SC01 Class M1, 3.647% due 12/25/2046	185,566	182,130
[d,e]	Series 2017-SC02 Class M1, 3.848% due 5/25/2047	22,378	22,226
	Federal National Mtg Assoc.,
[d]	Pool BH4523, 2.045% (5-Yr. CMT + 1.150%) due 4/1/2047	4,517,650	4,324,434
[d]	Pool BH4524, 2.937% (5-Yr. CMT + 1.150%) due 6/1/2046	8,778,864	8,424,647
	Pool BL8603, 2.07% due 10/1/2050	11,302,525	7,834,025
[d]	Pool BM6885, 1.605% (2.20% - SOFR30A) due 12/1/2051	6,569,711	6,088,371
	Pool BM6899, 2.50% due 1/1/2052	10,079,913	8,177,361
[d]	Pool BM6929, 1.925% (2.13% - SOFR30A) due 7/1/2051	6,545,730	6,138,287
[d]	Pool BO9998, 2.735% (H15T1Y + 2.03%) due 3/1/2048	3,482,231	3,427,086
	Pool BS1289, 2.17% due 3/1/2051	15,824,083	10,692,325
[d]	Pool BU9934, 1.838% (2.37% - SOFR30A) due 2/1/2052	13,894,894	12,380,006
	Pool BZ3061, 5.26% due 2/1/2030	29,454,000	30,277,478
[d]	Pool CB2214, 1.528% (2.20% - SOFR30A) due 11/1/2051	7,119,857	6,615,490
	Federal National Mtg Assoc., CMO REMIC,
	Series 2024-25 Class VB, 5.50% due 3/25/2035	13,609,963	13,878,584
	Series 2024-70 Class MP, 4.50% due 10/25/2054	21,096,240	20,767,860
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	48,968,499	40,695,116
	Pool BW8669, 5.00% due 9/1/2052	4,520,179	4,443,162
	Pool CB2301, 3.00% due 12/1/2051	36,904,539	31,941,861
	Pool CB3050, 2.50% due 3/1/2052	23,764,769	19,749,636
	Pool CB3880, 5.00% due 6/1/2052	2,532,484	2,508,554
	Pool FS5447, 2.50% due 9/1/2052	36,173,938	30,179,929
	Pool FS6130, 2.50% due 7/1/2052	140,789,320	117,002,518
	Pool FS6157, 3.00% due 9/1/2052	118,699,287	102,873,631
	Pool FS7577, 2.50% due 1/1/2054	27,516,275	22,867,313
	Pool FS7757, 2.50% due 2/1/2052	26,581,061	22,087,186
	Pool FS7879, 2.50% due 7/1/2052	19,642,779	16,302,194
	Pool MA5138, 5.50% due 9/1/2053	8,381,123	8,398,066
	Pool MA5139, 6.00% due 9/1/2053	7,061,568	7,190,430
	Pool MA5166, 6.00% due 10/1/2053	13,608,693	13,855,982
	First Republic Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-1 Class A2IO, 1.236% due 4/25/2050	110,126,142	2,799,407
[d,e]	Series 2020-1 Class B3, 2.876% due 4/25/2050	1,398,660	1,231,328
[d,e]	Series 2020-1 Class B4, 2.876% due 4/25/2050	1,325,000	1,150,451
[d,e]	Series 2020-1 Class B6, 2.876% due 4/25/2050	755,000	497,744
	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-1 Class 2A2, 3.00% due 3/25/2047	157,767	146,295
[d,e]	Series 2018-3INV Class B4, 4.446% due 5/25/2048	4,834,730	4,415,364
[d,e]	Series 2019-2 Class B3, 4.001% due 12/25/2049	3,391,721	3,042,249
[d,e,g]	Series 2020-2 Class AX1, 0.659% due 8/25/2050	22,662,067	776,615
[d,e,g]	Series 2020-2 Class AX2, 0.50% due 8/25/2050	3,883,671	107,987
[d,e]	Series 2020-2 Class B4, 3.659% due 8/25/2050	196,646	164,904
[d,e]	Series 2020-2 Class B5, 3.659% due 8/25/2050	587,245	486,993
[d,e]	Series 2020-2 Class B6C, 3.352% due 8/25/2050	784,923	430,320
[d,e,g]	Series 2021-13IN Class AX1, 0.174% due 12/30/2051	152,250,885	1,494,830

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e,g]	Series 2021-13IN Class AX17, 0.18% due 12/30/2051	$ 12,586,958	$ 140,177
[d,e,g]	Series 2021-13IN Class AX4, 0.50% due 12/30/2051	11,512,153	356,130
[d,e]	Series 2021-13IN Class B4, 3.354% due 12/30/2051	2,474,373	2,010,432
[d,e]	Series 2021-13IN Class B5, 3.354% due 12/30/2051	451,078	338,569
[d,e]	Series 2021-13IN Class B6C, 3.252% due 12/30/2051	3,931,584	2,472,773
	GCAT Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-NQM3 Class A1, 3.686% due 11/25/2059	427,463	415,544
[d,e]	Series 2021-CM1 Class A, 2.469% due 4/25/2065	2,153,621	2,045,911
[d,e]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	15,208,723	14,098,472
[d,e]	Series 2021-NQM1 Class M1, 2.316% due 1/25/2066	6,112,000	4,322,864
[d,e]	Series 2021-NQM4 Class A1, 1.093% due 8/25/2066	3,198,096	2,660,952
[d,e]	Series 2023-NQM4 Class A1, 4.25% due 5/25/2067	16,865,961	15,534,124
[d,e]	Glebe Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 8.099% due 11/29/2028	27,166,628	27,454,603
	Government National Mtg Assoc., UMBS Collateral,
	Pool MA7368, 3.00% due 5/20/2051	21,374,083	18,926,829
	Pool MA7706, 3.00% due 11/20/2051	95,120,061	84,185,126
[d,e,f]	Greystone Commercial Real Estate Notes Ltd., CMBS, Series 2021-FL3 Class A, 5.446% (TSFR1M + 1.13%) due 7/15/2039	6,454,379	6,450,347
[d,e]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	9,009,833	9,034,721
	GS Mortgage-Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2020-INV1 Class A11X, 3.392% due 10/25/2050	810,768	123,144
[d,e,g]	Series 2020-INV1 Class A12X, 2.908% due 10/25/2050	9,707,730	1,263,842
[d,e,g]	Series 2020-INV1 Class AIOS, 0.189% due 10/25/2050	54,023,536	384,734
[d,e,g]	Series 2020-INV1 Class AX1, due 10/25/2050	35,099,410	351
[d,e,g]	Series 2020-INV1 Class AX2, 0.408% due 10/25/2050	1,749,551	23,116
[d,e,g]	Series 2020-INV1 Class AX4, 0.921% due 10/25/2050	1,883,371	57,830
[d,e]	Series 2020-INV1 Class B4, 3.828% due 10/25/2050	1,192,192	1,028,061
[d,e]	Series 2020-INV1 Class B5, 3.828% due 10/25/2050	1,195,014	1,044,495
[d,e]	Series 2020-INV1 Class B6, 3.828% due 10/25/2050	2,934,621	1,933,159
[d,e,g]	Series 2020-INV1 Class BX, 0.328% due 10/25/2050	13,602,517	214,387
[d,e,g]	Series 2020-PJ3 Class A11X, 3.50% due 10/25/2050	2,081,671	267,667
[d,e]	Series 2023-PJ2 Class A4, 5.50% due 5/25/2053	6,161,536	6,120,753
[d,e]	Series 2024-RPL2 Class A1, 3.75% due 7/25/2061	5,772,922	5,620,600
[d,e]	Series 2024-RPL4 Class A1, 3.90% due 9/25/2061	5,125,638	4,980,884
	Harvest Commercial Capital Loan Trust, CMBS, Series 2024-1 Class A, 6.164% due 10/25/2056	19,805,398	20,541,164
[d,e]	HOMES Trust, Whole Loan Securities Trust CMO, Series 2024-NQM1 Class A1, 5.915% due 7/25/2069	8,458,311	8,497,337
[d,e]	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class B3, 6.357% due 5/25/2065	21,906,281	21,148,957
	Homeward Opportunities Fund Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-1 A Class A1, 5.082% due 7/25/2067	4,599,823	4,572,592
[d,e]	Series 2024-RTL1 Class A1, 7.12% due 7/25/2029	22,320,000	22,426,449
[d,e]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	5,870,000	5,405,282
	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM3 Class B2, 4.118% due 11/25/2056	5,408,000	3,982,883
[d,e]	Series 2021-NQM4 Class A1, 2.091% due 1/25/2057	3,554,226	3,042,700
[d,e]	Series 2021-NQM4 Class B2, 4.10% due 1/25/2057	2,500,000	1,807,328
[d,e]	Series 2022-NQM1 Class A1, 2.493% due 2/25/2067	13,494,231	12,267,689
[d,e]	Series 2022-NQM2 Class B2, 4.20% due 3/25/2067	15,600,000	11,019,249
[d,e]	Series 2022-NQM4 Class A1, 4.767% due 6/25/2067	11,012,815	11,200,476
[d,e]	Series 2022-NQM4 Class A3, 5.04% due 6/25/2067	3,335,742	3,239,177
[d,e]	Series 2022-NQM6 Class A1, 6.819% due 10/25/2067	11,978,602	11,949,956
[d,e]	Series 2022-NQM7 Class A1, 7.369% due 11/25/2067	7,565,497	7,583,143
	JP Morgan Chase Commercial Mortgage Securities Trust, CMBS,
[d,e]	Series 2025-BHR5 Class A, 6.005% (TSFR1M + 1.69%) due 3/15/2040	3,800,000	3,800,820
[d,e]	Series 2025-BHR5 Class B, 6.454% (TSFR1M + 2.14%) due 3/15/2040	10,300,000	10,286,326
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.508% due 6/25/2045	830,166	597,443
[d,e]	Series 2017-5 Class B6, 4.921% due 10/26/2048	3,073,715	2,328,915
[d,e]	Series 2019-8 Class B4, 4.143% due 3/25/2050	3,133,648	2,872,534
[d,e,g]	Series 2020-3 Class AX1, 0.132% due 8/25/2050	8,008,705	43,990
[d,e,g]	Series 2020-4 Class A11X, 0.811% (5.14% - TSFR1M) due 11/25/2050	1,584,535	50,730
[d,e,g]	Series 2020-4 Class A3X, 0.50% due 11/25/2050	7,183,225	169,802
[d,e,g]	Series 2020-4 Class AX1, 0.095% due 11/25/2050	26,532,244	76,217
[d,e,g]	Series 2020-4 Class AX3, 3.50% due 11/25/2050	734,036	123,015
[d,e,g]	Series 2020-4 Class AX4, 0.55% due 11/25/2050	1,694,132	44,004
[d,e]	Series 2020-4 Class B4, 3.645% due 11/25/2050	1,233,733	1,065,632
[d,e]	Series 2020-4 Class B5, 3.645% due 11/25/2050	568,938	438,239

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[d,e]	Series 2020-4 Class B6, 3.531% due 11/25/2050	$ 1,054,996	$ 493,622
[d,e]	Series 2020-7 Class B4, 3.50% due 1/25/2051	583,036	501,267
[d,e]	Series 2020-7 Class B5, 3.50% due 1/25/2051	406,708	225,198
[d,e]	Series 2020-7 Class B6, 3.395% due 1/25/2051	588,627	264,375
[d,e]	Series 2020-LTV1 Class B3A, 3.755% due 6/25/2050	2,598,499	2,208,884
[d,e]	Series 2021-11 Class B5, 3.019% due 1/25/2052	2,231,648	1,738,687
[d,e]	Series 2021-11 Class B6, 2.455% due 1/25/2052	2,537,982	1,268,745
[d,e]	Series 2021-LTV2 Class A1, 2.52% due 5/25/2052	11,754,286	9,652,157
[d,e]	Series 2022- LTV1 Class A1, 3.25% due 7/25/2052	15,280,793	13,378,559
[d,e]	Series 2022-2 Class B4, 3.125% due 8/25/2052	3,109,950	2,324,965
[d,e]	Series 2022-2 Class B5, 3.125% due 8/25/2052	1,654,150	1,043,423
[d,e]	Series 2022-2 Class B6, 1.833% due 8/25/2052	1,806,360	693,594
[d,e]	Series 2022-3 Class B4, 3.096% due 8/25/2052	2,555,449	1,949,977
[d,e]	Series 2022-3 Class B5, 3.096% due 8/25/2052	1,625,858	739,779
[d,e]	Series 2022-3 Class B6, 1.70% due 8/25/2052	1,460,644	559,952
[d,e]	Series 2022-DSC1 Class A1, 4.75% due 1/25/2063	7,291,544	7,103,535
[d,e]	Series 2023-1 Class A2, 5.50% due 6/25/2053	5,842,787	5,808,367
[d,e]	Series 2023-3 Class A4B, 5.50% due 10/25/2053	6,744,915	6,766,686
[d,e]	Series 2025-CCM1 Class A4, 5.50% due 6/25/2055	22,808,204	22,941,779
[d,e]	JP Morgan Wealth Management, Whole Loan Securities Trust CMO, Series 2021-CL1 Class M1, 5.605% (SOFR30A + 1.30%) due 3/25/2051	3,714,168	3,643,816
[d,e]	LEX Mortgage Trust, CMBS, Series 2024-BBG Class A, 5.036% due 10/13/2033	5,400,000	5,426,704
[e]	Manhattan West Mortgage Trust, CMBS, Series 2020-1MW Class A, 2.13% due 9/10/2039	3,698,000	3,497,034
	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV2 Class AX1, 0.11% due 8/25/2051	91,166,662	393,940
[d,e,g]	Series 2021-INV2 Class AX4, 0.70% due 8/25/2051	6,246,577	262,423
[d,e]	Series 2021-INV2 Class B5, 3.31% due 8/25/2051	303,440	230,186
[d,e]	Series 2021-INV2 Class B6, 3.18% due 8/25/2051	1,468,800	755,425
[d,e,g]	Series 2021-INV3 Class AX1, 0.158% due 10/25/2051	110,456,030	770,663
[d,e,g]	Series 2021-INV3 Class AX4, 0.55% due 10/25/2051	8,984,627	241,983
[d,e]	Series 2021-INV3 Class B5, 3.208% due 10/25/2051	419,112	316,043
[d,e]	Series 2021-INV3 Class B6, 3.208% due 10/25/2051	1,864,186	985,540
[d]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 5.254% due 8/25/2034	29,728	27,936
[d,e]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	243,627	239,477
	MFA Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-NQM3 Class M1, 2.654% due 1/26/2065	800,000	701,394
[d,e]	Series 2021-INV1 Class A1, 0.852% due 1/25/2056	1,782,014	1,669,873
[d,e]	Series 2021-INV2 Class A1, 1.906% due 11/25/2056	7,122,539	6,190,179
[d,e]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	6,595,714	6,472,354
[d,e]	Series 2022-INV1 Class A3, 4.25% due 4/25/2066	4,950,000	4,239,459
[d,e]	Series 2022-NQM2 Class A1, 4.00% due 5/25/2067	16,038,914	15,599,313
[d,e]	Series 2022-NQM3 Class A1, 5.57% due 9/25/2067	6,433,502	6,409,508
[d]	Series 2024-NPL1 Class A1, 6.33% due 9/25/2054	17,184,393	17,230,512
[d,e]	Series 2024-RPL1 Class A1, 4.25% due 2/25/2066	12,645,044	12,107,869
[d,e]	Mill City Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2023-NQM1 Class A1, 6.05% due 10/25/2067	15,216,513	15,163,306
[d,e]	Mill City Securities Ltd., Whole Loan Securities Trust CMO, Series 2024-RS1 Class A1, 3.00% due 11/1/2069	14,490,309	13,618,421
[e]	Morgan Stanley Capital I Trust, CMBS, Series 2024-BPR2 Class A, 7.291% due 5/5/2029	14,738,388	15,475,187
	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2024-NQM1 Class A1, 6.152% due 12/25/2068	13,094,709	13,193,952
[d]	Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	20,974,337	20,284,080
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2017-3A Class A1, 4.00% due 4/25/2057	662,559	639,517
[d,e]	Series 2017-4A Class A1, 4.00% due 5/25/2057	560,587	538,179
[d,e]	Series 2017-5A Class A1, 5.934% (TSFR1M + 1.61%) due 6/25/2057	297,324	301,341
[d,e]	Series 2017-6A Class A1, 4.00% due 8/27/2057	292,353	283,827
[d,e]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	550,954	537,211
[d,e,g]	Series 2021-INV1 Class AX1, 0.744% due 6/25/2051	91,103,478	3,307,093
[d,e]	Series 2021-INV1 Class B5, 3.244% due 6/25/2051	1,133,605	916,079
[d,e]	Series 2021-INV1 Class B6, 2.999% due 6/25/2051	1,994,749	1,185,818
[d,e]	Series 2022-NQM3 Class A1, 3.90% due 4/25/2062	15,830,426	14,385,438
[d,e]	Series 2024-RPL1 Class A, 3.80% due 1/25/2064	13,993,393	13,260,981
[d,e]	Series 2024-RTL1 Class A1, 6.664% due 3/25/2039	10,000,000	10,076,729
[d,e]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	8,356,066	8,383,682
[e]	NYC Commercial Mortgage Trust, CMBS, Series 2021-909 Class A, 2.941% due 4/10/2043	4,450,000	3,814,549
[d,e]	NYMT Loan Trust, Whole Loan Securities Trust CMO, Series 2024-BPL2 Class A1, 6.509% due 5/25/2039	11,000,000	11,117,875

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	OBX Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-NQM2 Class A1, 1.101% due 5/25/2061	$ 5,079,585	$ 4,163,364
[d,e]	Series 2021-NQM4 Class A1, 1.957% due 10/25/2061	13,611,867	11,502,062
[d,e]	Series 2024-NQM11 Class A1, 5.875% due 6/25/2064	10,847,788	10,914,036
[e]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	26,914,348	24,463,616
[d,e]	OSAT Trust, Whole Loan Securities Trust CMO, Series 2021-RPL1 Class A1, 6.116% due 5/25/2065	18,448,475	18,452,486
	PRET LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-RN3 Class A1, 4.843% due 9/25/2051	8,291,180	8,260,214
[d,e]	Series 2025-NPL3 Class A1, 6.708% due 4/25/2055	24,702,173	24,916,617
[d,e]	PRET Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 3.90% due 10/25/2063	4,763,326	4,591,144
	PRKCM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-AFC1 Class A1, 1.51% due 8/25/2056	3,770,394	3,169,771
[d,e]	Series 2021-AFC1 Class B2, 3.95% due 8/25/2056	2,729,000	1,932,673
[d,e]	Series 2024-HOME1 Class A1, 6.431% due 5/25/2059	5,418,367	5,486,529
	PRPM LLC, Whole Loan Securities Trust CMO,
[d,e]	Series 2021-4 Class A1, 5.867% due 4/25/2026	11,568,748	11,579,677
[d,e]	Series 2024-RPL2 Class A1, 3.50% due 5/25/2054	8,637,752	8,341,383
[d,e]	Series 2025-1 Class A1, 5.993% due 4/25/2030	22,029,994	22,131,401
[d,e]	Series 2025-RPL3 Class A1, 3.25% due 4/25/2055	14,356,069	13,734,517
[d,e]	Series 2025-RPL4 Class A1, 3.00% due 5/25/2055	17,827,369	16,665,509
	PRPM Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-INV1 Class A1, 4.40% due 4/25/2067	22,851,668	22,728,315
[d,e]	Series 2022-INV1 Class A3, 4.164% due 4/25/2067	7,686,394	7,395,068
[d,e]	Series 2022-NQM1 Class A1, 5.50% due 8/25/2067	7,570,126	7,541,028
[d,e]	Radian Mortgage Capital Trust, Whole Loan Securities Trust CMO, Series 2024-J2 Class A16, 5.50% due 3/25/2055	12,444,541	12,462,091
	Rate Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2022-J1 Class A9, 2.50% due 1/25/2052	11,352,342	9,974,684
[d,e]	Series 2024-J4 Class A5, 5.50% due 12/25/2054	26,578,710	26,678,012
[d,e]	Redwood Funding Trust, Whole Loan Securities Trust CMO, Series 2024-1 Class A, 7.745% due 12/25/2054	9,181,118	9,243,036
[d,e]	RFT Trust, Whole Loan Securities Trust CMO, Series RR1 Class A1, 6.767% due 6/27/2028	15,000,000	14,999,790
[e]	ROCK Trust, CMBS, Series 2024-CNTR Class A, 5.388% due 11/13/2041	11,400,000	11,650,035
	Seasoned Loans Structured Transaction Trust, Whole Loan Securities Trust CMO, Series 2020-2 Class A1C, 2.00% due 9/25/2030	4,915,821	4,515,145
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2015-4 Class B4, 3.102% due 11/25/2030	1,686,000	1,582,574
[d,e]	Series 2016-3 Class B3, 3.603% due 11/25/2046	2,089,755	1,575,611
[d,e]	Series 2017-7 Class B3, 3.724% due 10/25/2047	1,196,702	1,062,614
[d,e]	Series 2018-7 Class B4, 4.25% due 9/25/2048	1,802,000	1,431,231
[d,e]	Series 2021-9 Class A1, 2.50% due 1/25/2052	12,369,843	10,056,898
[d,e]	Series 2023-3 Class A1, 6.00% due 9/25/2053	6,912,085	6,972,315
[d,e]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.576% (TSFR1M + 1.26%) due 5/15/2038	14,442,000	14,347,522
	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2019-3 Class A1, 2.703% due 9/25/2059	8,127	8,080
[d,e,g]	Series 2019-3 Class AIOS, 0.375% due 9/25/2059	10,662,922	137,546
[d,e]	Series 2019-3 Class B2, 5.663% due 9/25/2059	1,978,000	1,832,536
[d,e]	Series 2019-3 Class B3, 6.284% due 9/25/2059	842,000	716,319
[e]	Series 2019-3 Class XS1, due 9/25/2059	10,494,452	105
[e]	Series 2019-3 Class XS2, due 9/25/2059	9,969,629	600,524
[d,e]	Series 2020-2 Class A3, 1.895% due 5/25/2065	818,111	754,873
[d,e]	Series 2021-2 Class A1, 1.737% due 12/25/2061	5,540,250	4,518,240
[d,e]	Series 2022-1 Class B2, 3.961% due 3/27/2062	4,204,000	2,948,125
[d,e]	Shellpoint Co-Originator Trust, Whole Loan Securities Trust CMO, Series 2016-1 Class B4, 3.522% due 11/25/2046	2,197,013	1,703,660
[d,e]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.90% (TSFR1M + 2.59%) due 4/15/2042	19,650,807	19,601,708
[e]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	18,658,000	16,352,020
[d,e]	Spruce Hill Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2022-SH1 Class A1A, 4.10% due 7/25/2057	4,998,352	4,859,603
[d,e]	Starwood Mortgage Residential Trust, Whole Loan Securities Trust CMO, Series 2021-5 Class A1, 1.92% due 9/25/2066	13,307,054	11,019,214
	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class B3, 3.658% due 7/25/2048	2,265,263	2,051,236
[d,e]	Series 2018-2 Class B4, 3.658% due 7/25/2048	2,040,000	1,381,311
[d,e]	Toorak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2024-RRTL1 Class A1, 6.597% due 2/25/2039	11,200,000	11,268,292
	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2018-2 Class A1, 3.25% due 3/25/2058	639,848	630,890
[d,e]	Series 2025-R1 Class A1, 4.00% due 11/27/2057	17,821,582	16,198,567
[d,e]	TRK Trust, Whole Loan Securities Trust CMO, Series 2022-INV2 Class A1, 4.35% due 6/25/2057	9,291,039	9,027,487
[d,e]	Visio Trust, Whole Loan Securities Trust CMO, Series 2022-1 Class M1, 5.937% due 8/25/2057	10,000,000	9,959,259

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Vista Point Securitization Trust, Whole Loan Securities Trust CMO,
[d,e]	Series 2020-1 Class A3, 3.201% due 3/25/2065	$ 4,515,150	$ 4,447,858
[d,e]	Series 2020-2 Class A2, 1.986% due 4/25/2065	655,044	627,884
[d,e]	VOLT C LLC, Whole Loan Securities Trust CMO, Series 2021-NPL9 Class A1, 5.992% due 5/25/2051	7,507,200	7,496,489
[d,e]	WB Commercial Mortgage Trust, CMBS, Series 2024-HQ Class A, 6.134% due 3/15/2040	4,050,000	4,062,802
	Wells Fargo Commercial Mortgage Trust, CMBS,
	Series 2016-C34 Class A2, 2.603% due 6/15/2049	563,539	559,368
[d,e]	Series 2018-1745 Class A, 3.874% due 6/15/2036	4,000,000	3,705,951
	Wells Fargo Mortgage Backed Securities Trust, Whole Loan Securities Trust CMO,
[d,e,g]	Series 2021-INV1 Class AIO2, 0.50% due 8/25/2051	80,851,811	2,395,680
[d,e]	Series 2021-INV1 Class B4, 3.309% due 8/25/2051	1,584,501	1,290,518
[d,e]	Series 2021-INV1 Class B5, 3.309% due 8/25/2051	1,271,479	1,009,893
[d,e]	Series 2021-INV1 Class B6, 3.309% due 8/25/2051	967,776	438,500
	Total Mortgage Backed (Cost $2,752,817,573)		2,762,109,830
	Loan Participations — 2.1%
	Capital Goods — 0.2%
	Aerospace & Defense — 0.2%
[j]	Dynasty Acquisition Co., Inc., 6.327% (SOFR + 2.00%) due 10/31/2031	19,893,566	19,896,351
			19,896,351
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[j]	Imagefirst Holdings LLC, 7.574% (SOFR + 3.25%) due 3/12/2032	19,900,000	19,875,125
	Professional Services — 0.0%
[j]	CACI International, Inc., 6.074% - 6.077% (SOFR + 1.75%) due 10/30/2031	3,482,500	3,471,635
			23,346,760
	Consumer Discretionary Distribution & Retail — 0.2%
	Specialty Retail — 0.2%
[j]	Belron Finance 2019 LLC, 7.049% (SOFR + 2.75%) due 10/16/2031	20,628,416	20,700,203
			20,700,203
	Consumer Durables & Apparel — 0.3%
	Textiles, Apparel & Luxury Goods — 0.3%
[j]	ABG Intermediate Holdings 2 LLC, 6.577% (SOFR + 2.25%) due 12/21/2028 - 2/13/2032	19,640,716	19,590,804
[j]	Champ Acquisition Corp., 8.166% (SOFR + 4.00%) due 11/25/2031	6,943,554	6,975,355
			26,566,159
	Consumer Services — 0.2%
	Commercial Services & Supplies — 0.0%
[j]	GEO Group, Inc., 9.577% (SOFR + 5.25%) due 4/13/2029	3,298,517	3,302,640
	Hotels, Restaurants & Leisure — 0.2%
[j,k]	Aramark Services, Inc., 6.327% (SOFR + 2.00%) due 6/22/2030	11,377,750	11,391,972
[j]	Life Time Fitness, Inc., 6.535% (SOFR + 2.25%) due 11/5/2031	1,990,000	1,993,980
[j]	TKC Holdings, Inc., 9.322% (SOFR + 5.00%) due 5/15/2028	4,383,634	4,379,996
			21,068,588
	Equity Real Estate Investment Trusts (REITs) — 0.1%
	Diversified REITs — 0.1%
[j,k]	Iron Mountain, Inc., 6.327% (SOFR + 2.00%) due 1/31/2031	4,994,937	4,986,595
			4,986,595
	Financial Services — 0.1%
	Capital Markets — 0.1%
[j]	Corpay Technologies Operating Co. LLC, 6.077% (SOFR + 1.75%) due 4/28/2028	9,950,000	9,947,911
[j]	IMC Financing LLC, 7.815% (SOFR + 3.50%) due 6/2/2032	1,000,000	1,005,000
			10,952,911
	Food, Beverage & Tobacco — 0.1%
	Beverages — 0.1%
[j]	Celsius Holdings, Inc., 7.548% (SOFR + 3.25%) due 4/1/2032	12,000,000	12,057,000
			12,057,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Equipment & Services — 0.1%
	Health Care Providers & Services — 0.1%
[j,k]	Select Medical Corp., 6.327% (SOFR + 2.00%) due 12/3/2031	$ 13,147,500	$ 13,172,217
			13,172,217
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[j]	Energizer Holdings, Inc., 6.321% (SOFR + 2.00%) due 3/19/2032	7,250,000	7,256,815
			7,256,815
	Materials — 0.1%
	Chemicals — 0.1%
[j]	TPC Group, Inc., 9.952% (SOFR + 5.75%) due 12/16/2031	12,967,500	12,448,800
			12,448,800
	Media & Entertainment — 0.1%
	Media — 0.1%
[j]	Century De Buyer LLC, 7.78% (SOFR + 3.50%) due 10/30/2030	3,465,088	3,483,868
[j]	DirecTV Financing LLC, 9.541% (SOFR + 5.00%) due 8/2/2027	1,164,206	1,167,396
			4,651,264
	Software & Services — 0.2%
	Information Technology Services — 0.2%
[j]	Boost Newco Borrower LLC, 6.296% - 6.299% (SOFR + 2.00%) due 1/31/2031	17,855,250	17,892,389
[k]	Shift4 Payments LLC, due 5/7/2032	250,000	251,952
			18,144,341
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.0%
[j]	GoTo Group, Inc., 9.162% (SOFR + 4.75%) due 4/28/2028	5,036,874	2,869,092
	Technology Hardware, Storage & Peripherals — 0.1%
[j]	Xerox Holdings Corp., 8.217% - 8.296% (SOFR + 4.00%) due 11/17/2029	9,177,273	8,835,970
			11,705,062
	Total Loan Participations (Cost $209,086,007)		206,953,066
	Short-Term Investments — 3.8%
[l]	Thornburg Capital Management Fund	37,167,063	371,670,634
	Total Short-Term Investments (Cost $371,670,634)		371,670,634
	Total Investments — 99.5% (Cost $9,663,024,949)		$9,710,834,065
	Other Assets Less Liabilities — 0.5%		52,184,935
	Net Assets — 100.0%		$9,763,019,000

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	106,232,400	9/25/2025	125,838,391	$ —	$ (9,845,358)
Euro	SSB	Buy	8,629,000	9/25/2025	10,221,547	44,427	—
Euro	SSB	Sell	9,078,000	10/14/2025	10,766,167	—	(637,452)

Total						$44,427	$(10,482,810)

Net unrealized appreciation (depreciation)							$(10,438,383)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
b	Non-income producing.
c	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

d	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on June 30, 2025.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2025, the aggregate value of these securities in the Fund’s portfolio was $5,037,148,948, representing 51.59% of the Fund’s net assets.
f	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
g	Interest only.
h	Bond in default.
i	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2025.
j	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2025.
k	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be effective at the time of settlement and will be based upon the Secured Overnight Financing Rate ("SOFR") plus a premium which was determined at the time of purchase.
l	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABS	Asset Backed Securities
ARM	Adjustable Rate Mortgage
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DAC	Designated Activity Company
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
HFFA	Health Facilities Financing Authority
IDR	Denominated in Indonesian Rupiah
Mtg	Mortgage
NZD	Dominated in New Zealand Dollar
PIK	Payment-in-kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFR30A	Secured Overnight Financing Rate 30-Day Average
SOFR90A	Secured Overnight Financing Rate 90-Day Average
SOFRINDX	Secured Overnight Financing Rate Index
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
USSW5YF	USD 5 Year Swap Rate
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$603,113,236	$1,879,764,085	$(2,111,206,687)	$-	$-	$371,670,634	$12,680,225